------------------------------------------------------------------------
                      IMPORTANT NOTICE: PLEASE COMPLETE THE
            ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.

                          FOR YOUR CONVENIENCE YOU MAY
                               VOTE BY CALLING THE
                               TOLL-FREE TELEPHONE
                             NUMBER PRINTED ON YOUR
                                  PROXY BALLOT.

               YOU ALSO MAY VOTE BY INTERNET AT WWW.PROXYVOTE.COM.
                                -----------------

          A CONFIRMATION OF YOUR TELEPHONE VOTE WILL BE MAILED TO YOU.
 ------------------------------------------------------------------------------

                           THE ACHIEVEMENT FUNDS TRUST
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, Pennsylvania 19456

                                                              December 20, 2000

Dear Valued Shareholder:

         We are seeking your approval of a proposed reorganization of mutual funds of The Achievement Funds Trust into corresponding mutual funds of Wells Fargo Funds Trust. The proposed reorganization arises out of Wells Fargo & Company's acquisition of First Security Corporation, which is the parent company of the investment advisor to the Funds of The Achievement Funds Trust, which we refer to as the Achievement Funds.

         In the reorganization, each Achievement Fund listed below will transfer all of its assets and liabilities to the corresponding Fund of Wells Fargo Funds Trust, which we refer to as the Wells Fargo Funds. We refer to the Achievement Funds and the Wells Fargo Funds together as the Funds. The six Achievement Funds will be merged into existing Wells Fargo Funds. The following table lists the Achievement Funds and the corresponding Wells Fargo Funds that are part of the proposed reorganization.



------------------------------------------------------ ----------------------------------------------------
                  ACHIEVEMENT FUNDS                                     WELLS FARGO FUNDS
------------------------------------------------------ ----------------------------------------------------
                     Equity Fund                                           Growth Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
                    Balanced Fund                                     Asset Allocation Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
                 Municipal Bond Fund                                 National Tax-Free Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
              Idaho Municipal Bond Fund                              National Tax-Free Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
             Intermediate Term Bond Fund                                   Income Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
                Short-Term Bond Fund                                   Stable Income Fund
------------------------------------------------------ ----------------------------------------------------


     WHAT ARE SOME OF THE POTENTIAL BENEFITS OF THE PROPOSED REORGANIZATION?

o The broader product array of the Wells Fargo Funds, and the expanded range of investment options and shareholder services available to shareholders of the Wells Fargo Funds, consisting of more than 65 mutual funds.

o         The greater  breadth,  depth and varied  expertise  of the investment
          management   personnel   employed  by  the   investment   advisor and
          sub-advisors to the Wells Fargo Funds.

o The potential greater investment opportunities, analyst coverage and market presence of the Wells Fargo Funds into which the Achievement Funds will be reorganized.

o The potential improved operating efficiencies of the Wells Fargo Funds into which the Achievement Funds will be reorganized.

o The enhanced viability of the combined Funds due to larger asset size and multiple channels of distribution for the Wells Fargo Funds.

         Wells Fargo Bank, N.A. has agreed to pay all expenses of the reorganization, so Achievement Fund shareholders will not bear these costs.

         The Board of Trustees of The Achievement Funds Trust has unanimously approved the reorganization and believes that it is in the best interests of the Achievement Funds' shareholders. They recommend that you vote your proxy to approve the reorganization.

         Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly. No postage is necessary if you mail it in the United States. You also may vote by telephone by calling the toll-free number printed on your proxy ballot, or vote by Internet (http://www.proxyvote.com. If you have any questions about the proxy or about the proposed fund reorganization, call your trust officer, investment professional, or the Achievement Funds' Customer Service at 1-800-472-0577.

                                                    Very truly yours,


                                                    Robert Nesher
                                                    President
                                                    The Achievement Funds Trust

                                   Equity Fund
                                  BALANCED FUND
                               MUNICIPAL Bond Fund
                            IDAHO MUNICIPAL Bond Fund
                           INTERMEDIATE TERM Bond Fund
                              SHORT-TERM BOND FUND

                           THE ACHIEVEMENT FUNDS TRUST
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         SCHEDULED FOR FEBRUARY 8, 2001

         This is the formal notice and agenda for the Achievement Funds' special shareholder meeting. It tells shareholders what proposal will be voted on and the time and place of the meeting. We refer to the six funds of The Achievement Funds Trust listed above as the Achievement Funds and the five Wells Fargo Funds listed in the attached proxy statement/prospectus as the Wells Fargo Funds. We refer to all of them together as the Funds.

To the Shareholders of the Achievement Funds:

         A special meeting of shareholders of each of the Achievement Funds will be held on February 8, 2001, at 11:00 a.m. (Eastern Time) at the offices of the Achievement Funds located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 to consider the following:

        1. The proposal to approve an Agreement and Plan of Reorganization. Under this Agreement,each Achievement Fund will transfer all of its assets and liabilities to a corresponding Wells Fargo Fund in exchange for shares of the same class of the corresponding Wells Fargo Fund having equal value, which will be distributed proportionately to the shareholders of the Achievement Fund.
                Upon  completion  of  the  transactions   contemplated  by  the
                Agreement and Plan of Reorganization, The Achievement Funds Trust will be terminated.

        2.      Any other business that properly comes before the meeting.

         Shareholders of record as of the close of business on December 1, 2000 are entitled to vote at the meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card).

                        By Order of the Board of Trustees


                                        William E. Zitelli, Jr.
                                        Vice President and Secretary
December 20, 2000


         YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.

                       COMBINED PROXY STATEMENT/PROSPECTUS
                                December 20, 2000

                           THE ACHIEVEMENT FUNDS TRUST
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                             WELLS FARGO FUNDS TRUST
                                  P.O. Box 7066
                      San Francisco, California 94120-7066

WHAT IS THIS DOCUMENT AND WHY WE ARE SENDING IT TO YOU?

         This document is a combined proxy statement and prospectus.It contains the information that shareholders of The Achievement Funds Trust should know before voting on the proposal before them, and should be retained for future reference. It is both the proxy statement of the six funds of The Achievement Funds Trust listed below, which we refer to as the Achievement Funds, and a prospectus for the five funds of Wells Fargo Funds Trust listed below, which we refer to as the Wells Fargo Funds.


------------------------------------------------------ ----------------------------------------------------
                  ACHIEVEMENT FUNDS                                     WELLS FARGO FUNDS
------------------------------------------------------ ----------------------------------------------------
                     Equity Fund                                           Growth Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
                    Balanced Fund                                     Asset Allocation Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
                 Municipal Bond Fund                                 National Tax-Free Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
              Idaho Municipal Bond Fund                              National Tax-Free Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
             Intermediate Term Bond Fund                                   Income Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
                Short-Term Bond Fund                                   Stable Income Fund
------------------------------------------------------ ----------------------------------------------------


HOW WILL THE REORGANIZATION WORK?

         The reorganization of each Achievement Fund will involve three steps:

o the transfer of the assets and liabilities of the Achievement Fund to its corresponding Wells Fargo Fund in exchange for shares of the same class of the Wells Fargo Fund having equivalent value to the net assets transferred;

o the pro rata distribution of the same class of shares of the Wells Fargo Fund to the shareholders of record of the Achievement Fund as of the effective date of the reorganization in full redemption of all shares of the Achievement Fund; and

o        the liquidation and termination of the Achievement Funds.

         As a result of the reorganization, shareholders of each Achievement Fund will hold shares of the same class of the corresponding Wells Fargo Fund having the same total value as the shares of the Achievement Fund that they held immediately before the reorganization. If a majority of the shares of one of the Achievement Funds does not approve the reorganization, that Fund will not participate in the reorganization. In such a case, the Achievement Fund will continue its operations beyond the date of the reorganization and its Trustees will consider what further action is appropriate.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

Yes, additional information about the Funds is available in the:

o        Prospectuses for the Achievement Funds and for the Wells Fargo Funds;

o Annual Reports to shareholders of the Achievement Funds and of the Wells Fargo Funds; and

o Statements of Additional Information, or SAIs, for the Achievement Funds and for the Wells Fargo Funds.

         These  documents  are  on  file  with  the   Securities  and  Exchange
Commission, which we refer to as the SEC.

         The effective prospectuses and Management's Discussion of Fund Performance included in the Achievement Funds' Annual Report are legally deemed to be part of this proxy statement/prospectus. The SAI to this proxy statement/prospectus also is legally deemed to be part of this document. There also is an Agreement and Plan of Reorganization between the Achievement Funds and the Wells Fargo Funds that describes the technical details of how the reorganization will be accomplished. The Agreement and Plan of Reorganization has been filed with the SEC and is available by any of the methods described below.

o A prospectus for the Wells Fargo Fund(s) whose shares you would own after the Reorganization accompanies this statement. The five Wells Fargo Funds are advised by Wells Fargo Bank, N.A., which we refer to as Wells Fargo Bank. The prospectus and annual report to shareholders of the Achievement Funds, containing audited financial statements for the most current fiscal year, have been previously mailed to shareholders.

o Management's Discussion of Fund Performance for each of the Wells Fargo Funds contained in the most recent Annual Report is included at Exhibit C.

         Copies of all of those documents are available upon request without charge by writing to or calling:

         The Achievement Funds
         One Freedom Valley Drive
         Oaks, PA 19456
         1-800-472-0577

         Wells Fargo Funds
         P.O. Box 7066
         San Francisco, CA 94120-7066
         1-800-552-9612


         You also may view or obtain these documents from the SEC:

         In Person:                 At the SEC's Public Reference Room in
                                    Washington, D.C.

         By Phone:                  1-800-SEC-0330


         By Mail:                   Public Reference Section
                                    Securities and Exchange Commission
                                    450 5th Street, N.W.
                                    Washington, DC 20549-6009
                                    (duplicating fee required)

         By Email:                  publicinfo@sec.gov
                                    (duplicating fee required)

         By Internet:               www.sec.gov
                                    (Wells Fargo Funds Trust; The Achievement
                                     Funds Trust)

OTHER IMPORTANT THINGS TO NOTE:

o An investment in the Wells Fargo Funds is not a deposit in Wells Fargo Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

o        You may lose money by investing in the Funds.

o The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

         TABLE OF CONTENTS

                                                                           PAGE

Introduction

Proposal :        Approval of Reorganization of the Achievement Funds

    Reasons for the Reorganization
    Summary
         Comparison of Current Fees
         Comparison of Investment Objectives, Principal Investment Strategies and Policies Common and Specific Risk Considerations Comparison of Shareholder Services and Procedures Comparison of Investment Advisors and Investment Advisory Fees Comparison of Other Principal Service Providers Comparison of Business Structures
    Terms of the Reorganization
    Board Consideration of the Reorganization
    Performance
    Federal Income Tax Consequences and Federal Tax Opinions
    Fees and Expenses of the Reorganization

Information on Voting
Existing and Pro Forma Capitalizations
Outstanding Shares
Interest of Certain Persons in the Transactions

Exhibit A -- Fee Tables
Exhibit B -- Comparison of Investment  objectives  and  Strategies
Exhibit C -- Management's Discussion of Fund Performance for Each of the Wells
             Fargo Funds

                                  Introduction

         On October 25, 2000, Wells Fargo & Company, the parent company of Wells Fargo Bank, acquired First Security Corporation, the parent company of First Security Investment Management, Inc., the investment advisor to the Achievement Funds. We refer to this transaction as the Acquisition. The Board of Trustees of The Achievement Funds Trust called this shareholder meeting to allow shareholders of the Achievement Funds to consider and vote on a proposal arising out of the Acquisition. The proposal concerns the proposed reorganization of six Achievement Funds into corresponding Wells Fargo Funds. We refer to these reorganizations as the Reorganization.

PROPOSAL :  APPROVAL OF REORGANIZATION OF ACHIEVEMENT FUNDS

         On November 1, 2000, the Board of Trustees of The Achievement Funds Trust unanimously voted to approve the Reorganization, subject to approval by each Achievement Fund's shareholders. In the Reorganization, each Achievement Fund will transfer its assets to its corresponding Wells Fargo Fund, which will assume the liabilities of the Achievement Fund. Upon the transfer of assets, shares of that Wells Fargo Fund will be distributed to shareholders of that Achievement Fund. Any shares you own of an Achievement Fund at the time of the Reorganization will be cancelled and you will receive shares of the same class of the corresponding Wells Fargo Fund having a value equal to the value of your shares of the Achievement Fund. The Reorganization is expected to be a tax-free transaction for federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur in February 2001.

Reasons for the Reorganization

         The Reorganization is part of the plan to consolidate all mutual fund operations after the Acquisition. Wells Fargo Bank currently operates a fund family consisting of over 65 mutual funds. Consolidating the Achievement Funds into the larger Wells Fargo Fund family can benefit all Achievement Fund shareholders.

         The Board of Trustees of The Achievement Funds Trust concluded that participation in the proposed Reorganization is in the best interests of each Achievement Fund and its shareholders. In reaching that conclusion, the Trustees considered, among other things:

         1. The broader product array of the more than 65 Wells Fargo mutual funds, and the expanded range of investment options and shareholder services available to investors in those funds.

         2. The greater breadth, depth and varied expertise of the investment management personnel employed by the investment advisor and sub-advisors of all of the Wells Fargo Funds.

         3. The enhanced viability of the combined Funds due to larger asset size and multiple channels of distribution for the Wells Fargo Funds.

         4.       The  potential  greater  investment   opportunities,   analyst
                  coverage and market presence of the Wells Fargo Funds into which the Achievement Funds will be reorganized.

         5. The potential for greater operating efficiencies of the Wells Fargo Funds into which the Achievement Funds will be reorganized.

         6. The performance track records of the Wells Fargo Funds into which the Achievement Funds will be reorganized.

         7. The expense ratios of the Wells Fargo Funds as compared to their corresponding Achievement Funds.

         8. The tax-free nature of the Reorganization for federal income tax purposes.

         9. The compatibility of the investment objectives and principal investment strategies of the Wells Fargo Funds with those of the Achievement Funds.

         10. The undertaking by Wells Fargo Bank to bear the expenses of the Reorganization.

         The Trustees also concluded that the economic interests of the shareholders of the Achievement Funds would not be diluted as a result of the proposed Reorganization since the number of Wells Fargo Funds shares to be issued to Achievement Fund shareholders will be calculated based on the respective net asset value of the Funds. For a more complete discussion of all of the factors considered by the Board of The Achievement Funds Trust in approving the Reorganization, see pages 22-24.

                                     SUMMARY

         The following summary highlights differences between each Achievement Fund and its corresponding Wells Fargo Fund that you will own after the Reorganization. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganization. For more complete information, please read this entire document and the enclosed Wells Fargo Fund prospectus(es).

Comparison of Current Fees

         As shown in the following chart, in every case except the Institutional Class of the Achievement Equity Fund-Wells Fargo Growth Fund pairing and the Institutional Class of the Achievement Balanced Fund-Wells Fargo Asset Allocation Fund pairing, the Wells Fargo Funds have total operating expense ratios that are the same as or lower than those of the corresponding share classes of the Achievement Funds, after waivers and reimbursements. In every case except the Retail Class A and Class B of the Achievement Equity Fund-Wells Fargo Growth Fund pairing, the Wells Fargo Funds have total operating expense ratios that are lower than those of the corresponding share classes of the Achievement Funds, before waivers and reimbursements.


---------------------------- ------------------------------- ---------------------------- -------------------------------
                             TOTAL OPERATING EXPENSES                                      TOTAL OPERATING EXPENSES
                             BEFORE/AFTER WAIVERS AND                                      BEFORE/AFTER WAIVERS AND
ACHIEVEMENT FUND/            REIMBURSEMENTS                   WELLS FARGO FUND/            REIMBURSEMENTS
SHARE CLASS                                                   SHARE CLASS
---------------------------- ------------------------------- ---------------------------- -------------------------------

Equity Fund                                                  Growth Fund
     Class A                         1.28% / 1.15%                Class A                         1.44% / 1.12%
     Class B                         2.03% / 1.90%                Class B                         2.24% / 1.87%
     Institutional Class             1.03% / 0.90%                Institutional Class             1.02% / 1.00%
---------------------------- ------------------------------- ---------------------------- -------------------------------

Balanced Fund                                                Asset Allocation Fund
     Class A                         1.30% / 1.15%                Class A                         1.20% / 0.99%
     Class B                         2.05% / 1.90%                Class B                         1.99% / 1.74%
     Institutional Class             1.05% / 0.90%                Institutional Class             1.03% / 1.00%
---------------------------- ------------------------------- ---------------------------- -------------------------------

Municipal Bond Fund                                          National Tax-Free Fund
     Class A                         1.18% / 1.00%                Class A                         0.97% / 0.80%
     Class B                         1.93% / 1.65%                Class B                         1.73% / 1.55%
     Institutional Class             0.93% / 0.75%                Institutional Class             0.68% / 0.60%
---------------------------- ------------------------------- ---------------------------- -------------------------------
------------------------------------------------------------ ------------------------------------------------------------

Idaho Municipal Bond Fund                                    National Tax-Free Fund
     Class A                         1.30% / 1.00%                Class A                         0.97% / 0.80%
     Class B                         2.05% / 1.65%                Class B                         1.73% / 1.55%
     Institutional Class             1.05% / 0.75%                Institutional Class             0.68% / 0.60%
------------------------------------------------------------ ------------------------------------------------------------

Intermediate Term Bond Fund                                  Income Fund
     Class A                         1.18% / 1.00%                Class A                         1.10% / 1.00%
     Institutional Class             0.93% / 0.75%                Institutional Class             0.76% / 0.75%
------------------------------------------------------------ ------------------------------------------------------------

Short-Term Bond Fund                                         Stable Income Fund
     Class A                         1.32% / 1.00%                Class A                         1.06% / 0.90%
     Institutional Class             1.07% / 0.75%                Institutional Class             0.79% / 0.65%
---------------------------- ------------------------------- ---------------------------- -------------------------------

         Another important point to consider is that currently, the actual fees paid by the Achievement Funds are less than their permitted gross fees because of fee waivers by certain of the Achievement Funds' service providers, but the waivers are voluntary, which means the waivers and reimbursements could be rescinded at any time, increasing the total operating expenses of the Achievement Funds up to the maximum amount shown above. In contrast, Wells Fargo Bank, as the investment advisor and administrator to each of the Wells Fargo Funds is contractually obligated through waivers or reimbursements to maintain the net operating expense ratios shown in the chart above. Wells Fargo Bank is obligated to maintain the net operating expense ratio for the Growth Fund until at least February 1, 2002, and to maintain the net operating expense ratio for the Asset Allocation Fund until at least November 8, 2001. Similarly, Wells Fargo Bank is obligated to maintain the net operating expense ratios for the National Tax-Free Fund until at least November 1, 2001, and to maintain the net operating expense ratio for the Income and Stable Income Funds until at least October 1, 2001. Upon the expiration of the applicable mandatory waiver period, the net operating expense ratios of each Wells Fargo Fund may be increased only with the approval of the Board of Trustees. See Exhibit A for a breakdown of the specific fees charged to each Wells Fargo Fund and Achievement Fund, and more information about expenses.



Comparison of Investment Objectives,Principal Investment Strategies and Policies

         Each Achievement Fund and its corresponding Wells Fargo Fund pursue similar investment objectives and hold substantially similar securities. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Wells Fargo Fund. A few key differences do exist which are summarized here.

         The Achievement Funds' investment objective(s) or goal(s) are classified as fundamental, which means that the Board cannot change them without shareholder approval. The Wells Fargo Funds' investment objectives are not classified as fundamental, which means that the Board can change them without shareholder approval. The Wells Fargo Funds believe that this approach allows the Board to better respond to changing market conditions and to save the Wells Fargo Funds and their shareholders money by eliminating the need to solicit proxies to obtain shareholder approval to change an investment objective to respond to changing market conditions.

         The Wells Fargo Funds also have fewer and different "fundamental" investment policies, which can only be changed with shareholder approval and can restrict a fund's ability to respond to new developments and changing trends. Investment policies may limit a portfolio manager from investing in a security that is consistent with the investment objectives and principal investment strategies of a Fund and otherwise an appropriate investment. The Wells Fargo Funds' fundamental investment policies were developed with a view to avoiding restrictions that unnecessarily hamper a portfolio manager's discretion, and to conforming the investment polices of each of the Wells Fargo Funds to the flexibility currently allowed by federal and state law. Also, the list of "fundamental" policies is consistent across all Wells Fargo Funds (with limited exceptions), which greatly facilitates compliance and monitoring activities.

         The following charts compare the investment objective(s) and principal investment strategies of each Achievement Fund and the corresponding Wells Fargo Fund, and describes the key differences between the Funds. A more detailed comparison of the Funds' investment objectives, strategies and other investment policies can be found at Exhibit B. You can find additional information about a specific Fund's investment objective(s), principal investment strategies and investment policies in its prospectus and SAI.


-------------------------- -------------------------- --------------------------------- -----------------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- -----------------------------------------
Achievement Equity Fund    Seeks long-term capital    The Fund invests in a             The Achievement Equity Fund includes
                           appreciation with          diversified portfolio of U.S.     current income as a secondary
                           current income as a        equity securities, and            objective, whereas long-term capital
                           secondary consideration    emphasizes investments in         appreciation is the Wells Fargo Growth
                           in selecting securities.   companies with medium to large    Fund's only objective.  Despite this
                                                      market capitalizations.           stated difference, both Funds invest
                                                                                        principally in equity securities of
                                                                                        companies with medium to large market
                                                                                        capitalizations, and in selecting
                                                                                        securities both Funds analyze the
                                                                                        earnings growth trend of the company.
                                                                                        The Wells Fargo Growth Fund has the
                                                                                        authority to invest up to 25% of its
                                                                                        total assets in foreign securities,
                                                                                        whereas the Achievement Equity Fund
                                                                                        does not invest in foreign securities.
-------------------------- -------------------------- --------------------------------- -----------------------------------------
-------------------------- -------------------------- --------------------------------- -----------------------------------------
Wells Fargo Growth Fund    Seeks long-term capital    The Fund invests principally in
                           appreciation.              a diversified portfolio of
                                                      common  stocks  and  other
                                                      equity    securities    of
                                                      domestic    and    foreign
                                                      companies,   whose  market
                                                      capitalization       falls
                                                      within  the  range  of the
                                                      Russell 1000 Index,  which
                                                      is  considered  a mid-  to
                                                      large-capitalization
                                                      index.  The Fund looks for
                                                      companies   that   have  a
                                                      strong   earnings   growth
                                                      trend  and   above-average
                                                      prospects    for    future
                                                      growth.
-------------------------- -------------------------- --------------------------------- -----------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Achievement Balanced Fund  Seeks total return         The Fund invests in a             Both Funds are diversified, seek total
                           consisting of capital      diversified portfolio of U.S.     return and invest in three asset
                           appreciation and current   equity securities and             classes, (i) stocks, (ii) bonds, and
                           income consistent with     investment grade fixed-income     (iii) money market instruments.  The
                           prudent investment risk.   securities.                       Achievement Balanced Fund, however,
                                                                                        individually selects the securities
                                                                                        within the three asset classes, whereas
                                                                                        the Wells Fargo Asset Allocation Fund
                                                                                        selects specific stock and fixed income
                                                                                        securities based on their weighting in a
                                                                                        a specific index.  In addition, the
                                                                                        Achievement Balanced Fund has minimum
                                                                                        requirements for each asset class but the
                                                                                        Wells Fargo Asset Allocation Fund does
                                                                                        not.  The Wells Fargo Asset Allocation Fund
                                                                                        may invest up to 25% of its total assets in
                                                                                        foreign securities that qualify as money
                                                                                        market instruments, whereas the Achievement
                                                                                        Balanced Fund does not invest in foreign
                                                                                        securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Wells Fargo Asset          Seeks long-term total      The Fund does not select
Allocation Fund            return, consistent with    securities individually, but
                           reasonable risk.           rather buys substantially all
                                                      or a representative sample of
                                                      the securities of various
                                                      indexes in seeking to replicate
                                                      the total return of the index.
                                                      The Fund uses an asset
                                                      allocation model to allocate
                                                      and reallocate assets among
                                                      common stocks (S&P 500 Index),
                                                      U.S. Treasury bonds (Lehman
                                                      Brothers 20+ Bond Index) and
                                                      money market instruments,
                                                      operating with a "normal"
                                                      allocation of 60% stocks and
                                                      40% bonds.  The Fund invests in
                                                      asset classes that it believes
                                                      are undervalued in order to
                                                      achieve better long-term,
                                                      risk-adjusted returns.
-------------------------- -------------------------- --------------------------------- ------------------------------------------


-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Achievement  Municipal   Seeks as high a level of     The Fund invests  primarily in a  Both Funds invest primarily in municipal
Bond Fund                current income exempt from   diversified portfolio of          securities with income that is exempt from
                         federal income taxes as is   investment grade                  federal income tax and federal alternative
                         consistent with preservation municipal obligations.            minimum tax ("AMT").  The Achievement
                                                                                        Municipal Bond Fund reserves the right to
                                                                                        invest up to 20% of its net assets in
                                                                                        securities that generate income subject to
                                                                                        AMT.  The Wells Fargo National Tax-Free
                                                                                        Fund reserves the right to invest up to 20%
                                                                                        of its net assets in securities that
                                                                                        generate income subject to federal income
                                                                                        tax, including AMT.  The Achievement
                                                                                        Municipal Bond Fund does not have any
                                                                                        restriction with respect to the maturities
                                                                                        of securities held, whereas the dollar
                                                                                        weighted maturity of the Wells Fargo
                                                                                        National Tax-Free Fund's portfolio is
                                                                                        generally between 10 and 20 years.


-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Wells Fargo National       Seeks current income       The Fund invests primarily in a
Tax-Free Fund              exempt from federal        diversified portfolio of
                           income tax.                investment grade municipal
                                                      securities with average
                                                      maturities between 10 and 20
                                                      years.
-------------------------- -------------------------- --------------------------------- ------------------------------------------

-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Achievement Idaho          Seeks high current         The Fund invests primarily in a Both Funds invest in municipal securities
Municipal Bond Fund        income exempt from         focused portfolio of            with income that is exempt from federal
                           federal and Idaho income   investment grade municipal      income tax.  The Achievement Idaho Municipal
                           taxes.                     bonds of Idaho issuers.         Bond Fund, however, invests primarily in
                                                                                      Idaho municipal securities, the interest from
                                                                                      from which also is exempt from Idaho personal
                                                                                      income tax.  In contrast, the Wells Fargo
                                                                                      National Tax-Free Fund invests in municipal
                                                                                      securities throughout the United States, the
                                                                                      interest of which would not be exempt from
                                                                                      Idaho personal income tax.  In addition, the
                                                                                      Achievement Idaho Municipal Bond Fund does
                                                                                      not have any restriction with respect to the
                                                                                      maturities of securities held, whereas the
                                                                                      dollar weighted maturity of the Wells Fargo
                                                                                      National Tax-Free Fund's portfolio is
                                                                                      generally between 10 and 20 years.



-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Wells Fargo National       Seeks current income       The Fund invests primarily in a
Tax-Free Fund              exempt from federal        diversified portfolio of
                           income tax.                investment grade municipal
                                                      securities with average
                                                      maturities between 10 and 20
                                                      years.
-------------------------- -------------------------- --------------------------------- ------------------------------------------


-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Achievement Intermediate  Seeks current income        The Fund invests  principally    The Wells Fargo Income Fund may invest up
Term Bond Fund            consistent with prudent     in a diversified portfolio       to 20% of its total assets in non-investment
                          investment risk and         of investment grade fixed        grade securities (in the fifth highest
                          liquidity.                  income securities, while         category), whereas the Achievement
                                                      maintaining a dollar-            Intermediate Bond Fund may invest only in
                                                      weighted average maturity.       investment grade securities.  The
                                                                                       Achievmement Intermediate Bond Fund may only
                                                                                       invest up to 30% of its assets in a
                                                                                       combination of U.S. dollar denominated bonds
                                                                                       of foreign issuers, mortgage-backed
                                                                                       securities, asset-backed securities and
                                                                                       floating or variable rate corporate notes.
                                                                                       In contrast, the Wells Fargo Income Fund has
                                                                                       has higher limits, including up to 50% of
                                                                                       its assets in mortgage-backed securities and
                                                                                       and up to 35% of its assets in asset-backed
                                                                                       securities.  The Wells Fargo Income Fund
                                                                                       has the flexibility to vary its weighted
                                                                                       average maturity across a range of years
                                                                                       that is wider than that of the Achievement
                                                                                       Intermediate Term Bond Fund.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Wells Fargo Income Fund    Seeks current income and   The Fund invests in a
                           total return.              diversified portfolio
                                                      consisting   of  a   broad
                                                      spectrum  of U.S.  issues,
                                                      including U.S.  Government
                                                      obligations, mortgage- and
                                                      other         asset-backed
                                                      securities,  and the  debt
                                                      securities   of  financial
                                                      institutions.   The   Fund
                                                      anticipates maintaining an
                                                      average    dollar-weighted
                                                      maturity  of between 3 and
                                                      15 years.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVE                  PRINCIPAL STRATEGY                KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Achievement Short-Term     Seeks current income       The Fund invests in a portfolio   Both Funds invest principally in
Bond Fund                  with preservation of       of high quality fixed income      investment grade securities.  The
                           principal and liquidity.   securities, while maintaining a   Achievement Short-Term Bond Fund may
                                                      dollar-weighted average           invest up to 30% of its assets in a
                                                      maturity of less than two years.  combination of mortgage-backed securities, asset-backed securities and floating or
                                                                                        variable rate corporate bonds, whereas the
                                                                                        Wells Fargo Stable Income Fund may invest
                                                                                        up to 65% of its portfolio in mortgage-
                                                                                        backed securities alone.  The Achievement
                                                                                        Short-Term Bond Fund maintains a dollar-
                                                                                        weighted average maturity of less than 2
                                                                                        years with no stated target duration,
                                                                                        whereas the Wells Fargo Stable Income Fund
                                                                                        seeks to maintain a portfolio duration of
                                                                                        between 2 and 5 years with no stated target
                                                                                        average maturity.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Wells Fargo Stable         Seeks to maintain          The Fund invests solely in
Income Fund                stability of principal     another fund that, in turn,
                           while providing low        invests principally in
                           volatility total return.   short-term investment-grade
                                                      securities which include
                                                      mortgage-backed securities and
                                                      U.S. Government obligations.
                                                      The Fund invests in fixed- and
                                                      variable-rate U.S. dollar
                                                      denominated fixed-income
                                                      securities of U.S. and foreign
                                                      issuers, including U.S.
                                                      Government obligations and the
                                                      debt securities of financial
                                                      institutions, corporations, and
                                                      others.
-------------------------- -------------------------- --------------------------------- ------------------------------------------

Common and Specific Risk Considerations

         Because of the similarities in investment objectives and policies, the Achievement Funds and the Wells Fargo Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds' portfolios as a whole, and compares the principal risks associated with the Achievement Fund and its corresponding Wells Fargo Fund. You will find additional descriptions of specific risks for each Fund below and in the prospectus for the particular Achievement Fund or Wells Fargo Fund.

         Equity Securities. All of the Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. The Funds that invest in smaller companies, in foreign companies (including investments made through ADRs and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, economic, political, regulatory and diplomatic risks.

         Debt Securities. All of the Funds that invest in debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

         Achievement Equity Fund/Wells Fargo Growth Fund

         The principal risks associated with investing in the Achievement Equity Fund and the Wells Fargo Growth Fund are the risks associated with investments in equity securities as described above. The Achievement Equity Fund utilizes a growth value strategy in selecting securities. In contrast, the Wells Fargo Growth Fund utilizes solely a growth strategy, which can, at times, subject the Fund to greater risk than the Achievement Equity Fund. To the extent the Wells Fargo Growth Fund exercises the right to invest in foreign securities, it may be subject to additional risks associated with investments in foreign securities, including fluctuating currency rates and risks emanating from political and economic developments in foreign countries. The Achievement Equity Fund does not invest in foreign securities, and thus is not subject to these additional risks.

         Achievement Balanced Fund/Wells Fargo Asset Allocation Fund

         The principal risks of investing in the Achievement Balanced Fund and the Wells Fargo Asset Allocation Fund are the risks associated with investing in equity and debt securities as described above. Both Funds invest in similar securities and have similar risks. Because the Wells Fargo Asset Allocation Fund may invest up to 25% of its assets in foreign securities that qualify as money market instruments, it may be subject to additional risks associated with foreign securities, including currency, economic, political, regulatory and diplomatic risks. The Achievement Balanced Fund does not invest in foreign securities, and thus is not subject to these additional risks. The Wells Fargo Asset Allocation Fund is not required to keep a minimum investment in each asset class, nor is it prohibited from investing all of its assets in a single class. This strategy is designed to enhance returns, but it may, at times, expose the Fund to greater equity or debt risk than the Achievement Balanced Fund.

         Achievement Municipal Bond Fund/Wells Fargo National Tax-Free Fund

         The principal risks of investing in the Achievement Municipal Bond Fund and the Wells Fargo National Tax-Free Fund are the risks associated with debt securities described above. Both Funds invest in similar securities and have similar risks, however, the Achievement Municipal Bond Fund does not have any restriction with respect to the maturities of securities held, whereas the average dollar weighted maturity of the Wells Fargo National Tax-Free Fund's portfolio is generally between 10 and 20 years. As of January 31, 2000, however, the average option-adjusted maturity of the Achievement Municipal Bond was approximately 9 years. The interest rate risk of each Fund relative to the other is, in part, a reflection of the relative maturity of their portfolios. In general, the Fund with the longer weighted average maturity at any point in time is exposed to greater interest rate risk, but has a higher potential return.

    Achievement Idaho Municipal Bond Fund/Wells Fargo National Tax-Free Fund

         The principal risks associated with the Achievement Idaho Municipal Bond Fund and the Wells Fargo National Tax-Free Fund are the risks associated with debt securities described above. Because the Achievement Idaho Municipal Bond Fund invests primarily in obligations of Idaho issuers, it is subject to risks associated with economic conditions in the state of Idaho that could affect Idaho municipal securities. The Wells Fargo National Tax-Free Fund is diversified among many states and thus is less vulnerable to economic conditions in any one state. In addition, the Achievement Idaho Municipal Bond Fund, as a non-diversified portfolio, is subject to increased risk because of the impact (positive or negative) that any one issuer may have on the Fund's holdings. The Wells Fargo National Tax-Free Fund, as a diversified portfolio, does not have the additional risks associated with a non-diversified fund. The Achievement Idaho Municipal Bond Fund does not have any restriction with respect to the maturities of securities held, whereas the average dollar weighted maturity of the Wells Fargo National Tax-Free Fund's portfolio is generally between 10 and 20 years. As of January 31, 2000, however, the average option-adjusted maturity of the Achievement Idaho Municipal Bond was approximately 9 years. The interest rate risk of each Fund relative to the other is, in part, a reflection of the relative maturity of their portfolios. In general, the Fund with the longer weighted average maturity at any point in time is exposed to greater interest rate risk, but has a higher potential return.

         Achievement Intermediate Term Bond Fund/Wells Fargo Income Fund

         The principal risks associated with the Achievement Intermediate Term Bond Fund and the Wells Fargo Income Fund are the risks associated with debt securities described above. To the extent that the Wells Fargo Income Fund exercises its right to invest 20% of its assets in non-investment grade securities, it may be subject to greater credit risk that an issuer may default on a non-investment grade bond than the Achievement Intermediate Term Bond Fund, which may invest in only investment grade securities. To the extent the Wells Fargo Income Fund extends its weighted average portfolio maturity beyond 10 years, which is the maximum permitted for the Achievement Intermediate Term Bond Fund, it may be subject to greater interest rate risk.

         Achievement Short-Term Bond Fund/Wells Fargo Stable Income Fund

         The principal risks associated with the Achievement Short-Term Bond Fund and the Wells Fargo Stable Income Fund are the risks associated with debt securities described above. To the extent that the Achievement Short-Term Bond Fund invests only in investment grade securities in the three highest categories, while the Wells Fargo Stable Income Fund may invest in investment grade securities in the four highest categories, the Achievement Short-Term Bond Fund might be subject to less credit risk that an issuer would default. Because the Wells Fargo Stable Income Fund has a longer average portfolio duration than the Achievement Short-Term Bond Fund, it is subject to more interest rate risk than the Achievement Short-term Bond Fund, which has a shorter average portfolio duration. Because the Wells Fargo Stable Income Fund may invest more of its total assets (up to 65%) in mortgage-backed securities than the Achievement Short-Term Bond Fund (only up to 35%), the Wells Fargo Stable Income Fund is subject to greater risk that consumers will either accelerate their prepayment of mortgage loans, which can shorten the duration of the portfolio and decrease its return, or extend their payment of mortgage loans for longer than anticipated, which can extend the duration of the portfolio and also decrease its return.

Comparison of Shareholder Services and Procedures

         The Achievement Funds and Wells Fargo Funds have similar shareholder services and procedures. The Wells Fargo Funds, however, have a larger variety of share classes available to investors. The Achievement Funds offer two retail classes, Class A and B. The Wells Fargo Funds offer three retail classes, Class A, Class B and Class C Shares. Also, the Wells Fargo Funds offer institutional shares and service shares of certain Funds, and Online Shares of two Funds.

         Similar to Class A and Class B shares of the Wells Fargo Funds, the Achievement Funds' Class A shares have a front-end load, and Class B shares have a contingent deferred sales load. Both the Achievement Funds and the Wells Fargo Funds waive front-end sales loads for certain investors, including certain employees, officers and trustees of the Funds and various entities affiliated with the Funds. The fee tables in Exhibit A include comparative information about maximum sales charges on purchases and maximum deferred sales charges on redemptions for the Funds. For more detailed information on sales charges, including volume purchase sales charge breakpoints and waivers, and reductions of deferred sales charges over time, see the Funds' prospectuses. All Achievement Fund shareholders will receive shares of the same class of the corresponding Wells Fargo Fund. For example, shareholders with A Shares will receive A Shares. The Reorganization will not trigger any sales charges for shareholders.

         Each Achievement Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares. Similarly, the Wells Fargo Funds have adopted a distribution plan and shareholder servicing plan to permit the Funds to pay for shareholder servicing and distribution-related services. Each class of each Wells Fargo Fund has the same or lower aggregate distribution and shareholder servicing fees as the corresponding class of the corresponding Achievement Fund.

         The Achievement Funds and Wells Fargo Funds have substantially similar policies with respect to redemption procedures and the pricing of fund shares. The Wells Fargo Funds and Achievement Funds generally permit exchanges between like share classes of all their funds. For both the Achievement Funds and the Wells Fargo Funds, an exchange of fund shares generally is taxable for federal income tax purposes. Both the Achievement Funds and the Wells Fargo Funds permit systematic withdrawals from their respective funds. If you have a systematic withdrawal plan in effect for your Achievement Fund holdings, it will automatically be carried over to the Wells Fargo Funds.

         Both the Achievement Funds and the Wells Fargo Funds distribute capital gains, if any, to shareholders at least annually. The Achievement Funds and Wells Fargo Funds that invest primarily in equity securities declare and pay distributions of net investment income on a different frequency. The chart below summarizes when distributions are declared and paid for the Achievement Funds and the Wells Fargo Funds.


------------------------------------------------- ------------------------------------ -------------------------------
NAME OF FUND                                      FREQUENCY DECLARED                   FREQUENCY PAID
------------------------------------------------- ------------------------------------ -------------------------------
Achievement Equity Fund                           quarterly                            quarterly
Wells Fargo Growth Fund                           annually                             annually
------------------------------------------------- ------------------------------------ -------------------------------
------------------------------------------------- ------------------------------------ -------------------------------
Achievement Balanced Fund                         monthly                              monthly
Wells Fargo Asset Allocation Fund                 quarterly                            quarterly
------------------------------------------------- ------------------------------------ -------------------------------
------------------------------------------------- ------------------------------------ -------------------------------
Achievement Municipal Bond Fund                   daily                                monthly
Wells Fargo National Tax-Free Fund                daily                                monthly
------------------------------------------------- ------------------------------------ -------------------------------
------------------------------------------------- ------------------------------------ -------------------------------
Achievement Idaho Municipal Bond Fund             daily                                monthly
Wells Fargo National Tax-Free Fund                daily                                monthly
------------------------------------------------- ------------------------------------ -------------------------------
------------------------------------------------- ------------------------------------ -------------------------------
Achievement Intermediate Term Bond Fund           daily                                monthly
Wells Fargo Income Fund                           daily                                monthly
------------------------------------------------- ------------------------------------ -------------------------------
------------------------------------------------- ------------------------------------ -------------------------------
Achievement Short-Term Bond Fund                  daily                                monthly
Wells Fargo Stable Income Fund                    monthly                              monthly
------------------------------------------------- ------------------------------------ -------------------------------

Both the Achievement Funds and the Wells Fargo Funds offer a choice between automatically reinvesting dividends in additional shares and receiving the distribution by check.

         The   Achievement   Funds'   prospectus  and  the  Wells  Fargo  Funds'
prospectuses and SAIs contain more detailed discussions of shareholder services and procedures.

Comparison of Investment Advisors and Investment Advisory Fees

         Wells Fargo Bank serves directly as the investment advisor to the Wells Fargo Growth, Asset Allocation, National Tax-Free and Income Funds. Because the Wells Fargo Stable Income Fund is a gateway fund that invests substantially all of its assets in a core portfolio of Wells Fargo Core Trust, Wells Fargo Bank does not provide investment advisory services to this Fund directly. Wells Fargo Bank instead serves as the investment advisor to the core portfolio in which the Wells Fargo Stable Income Fund invests. Thus, Wells Fargo Bank serves as the investment advisor to each of the Wells Fargo Funds either directly or indirectly. Wells Fargo Bank is located at 525 Market Street, San Francisco, CA 94105. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of September 30, 2000, Wells Fargo Bank and its affiliates provided advisory services for over $129 billion in assets. First Security
Investment Management, Inc, a wholly-owned subsidiary of First Security Corporation, is currently the investment advisor to each of the Achievement Funds.

         In advance of the May 11, 2001 effectiveness of certain provisions of the Gramm-Leach-Bliley financial services modernization legislation, Wells Fargo Bank's mutual fund advisory and administrative activities will be spun-off to a separate division of Wells Fargo Bank, or to a new wholly-owned subsidiary of either Wells Fargo Bank or Wells Fargo & Company, which we refer to as the New Wells Entity. As required under the Gramm-Leach-Bliley Act, the New Wells Entity will then register as an investment adviser under federal law. Regardless of which type of entity is selected as the New Wells Entity, the current mutual fund personnel at Wells Fargo Bank will become employees of the New Wells Entity, and the New Wells Entity will provide services of at least the same nature and quality with at least the same resources available to it, for the same fee, to each of the Wells Fargo Funds. References to Wells Fargo Bank as advisor and administrator to the Wells Fargo Funds should be interpreted as referring to the New Wells Entity following this spin-off.

         The following chart highlights the annual rate of investment advisory fees paid by each Achievement Fund and Wells Fargo Fund as a percentage of average net assets.


       ----------------------------------------------------------------------- ---------------------------------
                                                                                  ADVISORY FEE (CONTRACTUAL)
                                        FUND
       ----------------------------------------------------------------------- ---------------------------------
       Achievement Equity Fund                                                              0.74%
             Wells Fargo Growth Fund                                                        0.75%
       ----------------------------------------------------------------------- ---------------------------------
       Achievement Balanced Fund                                                            0.74%
             Wells Fargo Asset Allocation Fund                                              0.80%
       ----------------------------------------------------------------------- ---------------------------------
       Achievement Municipal Bond Fund                                                      0.60%
             Wells Fargo National Tax-Free Fund                                             0.40%
       ----------------------------------------------------------------------- ---------------------------------
       ----------------------------------------------------------------------- ---------------------------------
       Achievement Idaho Municipal Bond Fund                                                0.60%
             Wells Fargo National Tax-Free Fund                                             0.40%
       ----------------------------------------------------------------------- ---------------------------------
       Achievement Intermediate Term Bond Fund                                              0.60%
             Wells Fargo Income Fund                                                        0.50%
       ----------------------------------------------------------------------- ---------------------------------
       Achievement Short-Term Bond Fund                                                     0.60%
             Wells Fargo Stable Income Fund                                                 0.50%
       ----------------------------------------------------------------------- ---------------------------------

         Wells  Capital  Management   Incorporated,   or  WCM,  a  wholly owned
subsidiary of Wells Fargo Bank, is the sub-advisor directly or indirectly for each of the Wells Fargo Funds, except the Asset Allocation Fund. Because the Stable Income Fund is a gateway Fund, WCM provides its sub-advisory services to that Fund indirectly by providing sub-advisory services to the core portfolio in which the Stable Income Fund invests. In that capacity, it is responsible for the day-to-day investment management activities of each of the Wells Fargo Funds, except the Asset Allocation Fund. As of September 30, 2000, WCM provided advisory services for over $86 billion in assets.

         Barclays Global Fund Advisors, or BGFA, a wholly owned subsidiary of Barclays Global Investors, N.A., is the sub-adviser for the Wells Fargo Asset Allocation Fund. In that capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the Asset Allocation Fund. As of September 30, 2000, BGFA and its affiliates provided investment advisory services for over $830 billion in assets.

Comparison of Other Principal Service Providers

         The following is a list of principal service providers for the Achievement Funds and Wells Fargo Funds:


--------------------------------- -------------------------------------------------------------------------------------
                                                                   SERVICE PROVIDERS
--------------------------------- -------------------------------------------------------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
SERVICE                                        ACHIEVEMENT FUNDS                          WELLS FARGO FUNDS
--------------------------------- --------------------------------------------- ---------------------------------------
Investment Advisor                First Security Investment Management, Inc.    Wells Fargo Bank
                                  61 South Main Street                          525 Market Street
                                  Salt Lake City, UT 84111                      San Francisco, CA 94120
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Sub-advisor                       None                                          WCM (all Funds except the Asset
                                                                                Allocation Fund)
                                                                                525 Market Street
                                                                                San Francisco, CA 94120

                                                                                BGFA (Asset Allocation Fund)
                                                                                45 Fremont Street
                                                                                San Francisco, CA 94105
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Distributor                       SEI Investments Distribution Co.              Stephens Inc.
                                  One Freedom Valley Drive                      111 Center Street
                                  Oaks, PA 19456                                Little Rock, AR 72201
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Administrator                     SEI Investments Mutual Fund Services          Wells Fargo Bank
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Custodian                         First Union National Bank                     Wells Fargo Bank Minnesota,
                                                                                N.A.

                                                                                Barclays Global Investors (for Asset
                                                                                Allocation Fund only)
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Fund Accountant                   Accounting services performed under the       Forum Accounting Services, LLC
                                  Administration Agreement.
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Transfer Agent and Dividend       DST Systems Inc.                              Boston Financial Data Services, Inc.
Disbursing Agent
--------------------------------- --------------------------------------------- ---------------------------------------
--------------------------------- --------------------------------------------- ---------------------------------------
Independent Auditors              Deloitte & Touche LLP                         KPMG LLP
--------------------------------- --------------------------------------------- ---------------------------------------

   Comparison of Business Structures

         Federal securities laws largely govern the way mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and each Fund's governing documents create additional operating rules and restrictions that funds must follow. The Achievement Funds are organized as series of a Massachusetts business trust, whereas the Wells Fargo Funds are series of a Delaware business trust. This difference will not significantly affect the operation of your Fund or change the responsibilities, powers or the fiduciary duty of the Wells Fargo Funds' Board of Trustees.

         Under both Delaware and Massachusetts law, shareholders have the right to vote on matters as specified in the Trust Instrument or Declaration of Trust. The Wells Fargo Funds' Declaration of Trust requires shareholder approval of a matter only if required under the federal securities laws or if the Board decides to submit the matter to shareholders. Accordingly, Wells Fargo Fund shareholders may have more limited voting rights than the shareholders of the Achievement Funds. In this regard, The Achievement Funds Trust's Trust Instrument permits shareholders to vote on amendments to the Trust Instrument that would adversely affect shareholders' rights. The Wells Fargo Funds'
Declaration of Trust permits the Board of Trustees to amend it without shareholder approval unless the federal securities laws expressly require it. Similarly, The Achievement Funds Trust's Trust Instrument gives shareholders the express right to vote on certain mergers and reorganizations, and requires the affirmative vote of a majority of the outstanding shares. Wells Fargo Fund shareholders have the right to vote for reorganizations only if expressly required under the federal securities laws.

Terms of the Reorganization

         At the effective time of the Reorganization, each Wells Fargo Fund will acquire all of the assets, and assume all of the liabilities, of the corresponding Achievement Fund shown in the table below in exchange for shares of the corresponding class of the Wells Fargo Fund.



------------------------------------------------------ ----------------------------------------------------
                  ACHIEVEMENT FUNDS                                     WELLS FARGO FUNDS
------------------------------------------------------ ----------------------------------------------------
                     Equity Fund                                           Growth Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
                    Balanced Fund                                     Asset Allocation Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
                 Municipal Bond Fund                                 National Tax-Free Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
              Idaho Municipal Bond Fund                              National Tax-Free Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
             Intermediate Term Bond Fund                                   Income Fund
------------------------------------------------------ ----------------------------------------------------
------------------------------------------------------ ----------------------------------------------------
                Short-Term Bond Fund                                   Stable Income Fund
------------------------------------------------------ ----------------------------------------------------


         Each Wells Fargo Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective Achievement Fund by the net asset value of one share of the Wells Fargo Fund. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and method of determining the net value of the Achievement Funds' assets and the net asset value of a share of the Wells Fargo Funds. To determine the valuation of the assets transferred by each Achievement Fund and the number of shares of each Wells Fargo Fund to be transferred, the parties will use the standard valuation methods used by the Wells Fargo Funds in determining daily net asset values, which do not differ materially from the standard methods used by the Achievement Funds. The valuation will occur on the closing date of the Reorganization, which is expected to be on or about February 2001, and will be done at the time of day the Achievement Funds and Wells Fargo Funds ordinarily calculate their net asset value.

         Each Achievement Fund will distribute the Wells Fargo Fund shares received in the Reorganization to its shareholders in liquidation of the Achievement Fund. Through this process, shareholders of record of each Achievement Fund will be credited with shares of the corresponding Wells Fargo Fund having a value equal to the Achievement Fund shares that the shareholders hold of record at the effective time of the Reorganization. At that time, the Achievement Fund will redeem and cancel its outstanding shares and will wind-up its affairs and terminate as soon as is reasonably practicable after the Reorganization.

         The parties may terminate the Reorganization plan by mutual consent and each party has the right to unilaterally terminate the Reorganization plan under certain circumstances. For example, either party may at any time terminate the Reorganization plan unilaterally upon a determination by its Board that proceeding with the Reorganization is not in the best interest of its shareholders. Completion of the Reorganization is subject to numerous conditions set forth in the Reorganization plan. An important condition to closing is that the Achievement Funds and Wells Fargo Funds receive a tax opinion to the effect that the Reorganization will not be taxable for federal income tax purposes for the Achievement Funds, the Wells Fargo Funds or the Achievement Funds' shareholders. Other material conditions include the receipt of legal opinions regarding the Achievement Funds, the Wells Fargo Funds and the Reorganization. Last, the closing is conditioned upon both the Achievement Funds and Wells Fargo Funds receiving the necessary documents to transfer the assets and liabilities of each Achievement Fund to its corresponding Wells Fargo Fund, and to transfer the Wells Fargo Fund shares back to its corresponding Achievement Fund in exchange for the assets received.

Board Consideration of the Reorganization

         The Trustees of the Achievement Funds were first advised of the proposed Reorganization of the Achievement Funds into the Wells Fargo Funds at the regular quarterly meeting of the Trustees held on August 4, 2000. Summary information concerning the comparative performance and operating expense ratios of the Achievement Funds and the Wells Fargo Funds was distributed and discussed at that meeting.

         A special meeting of the Trustees was held on October 5, 2000, to consider the proposed Reorganization. The Trustees requested and received from Wells Fargo Bank and First Security Investment Management, Inc., written materials concerning the Wells Fargo Funds and the proposed Reorganization. Those materials included information on the investment objectives and the strategies of the Wells Fargo Funds, comparative operating expense ratio and performance information, a description of the service providers and marketing plans for the Wells Fargo Funds, and an analysis of the projected benefits to Achievement Fund shareholders from the proposed Reorganization.

         At a meeting on November 1, 2000, the Trustees of the Achievement Funds met again to consider the Reorganization and unanimously approved the Reorganization plan and determined that the Reorganization of the Achievement Funds into the Wells Fargo Funds would be in the best interests of each Fund and its shareholders. The Trustees further determined that the interests of existing shareholders of each Fund would not be diluted upon the Reorganization. Consequently, the Trustees recommend approval of the Reorganization for the following reasons:

o        GREATER PRODUCT ARRAY AND ENHANCED RANGE OF INVESTMENT OPTIONS

         Investors in the Wells Fargo Funds family will enjoy a wide array of investment options and strategies. The Wells Fargo Funds family consists of more than 65 mutual funds, including over 20 different equity funds, 12 asset allocation and balanced funds, 11 tax-free funds, 8 income funds and 14 money market funds. Currently, the Achievement Funds family has 6 funds, of which 1 is an equity fund, 1 is a balanced fund, 2 are tax-free funds and 2 are income funds.

         This broader range of investment options will permit an investor in the Wells Fargo Funds family to diversify his or her investments and to participate in investment styles currently prevalent in the market. Shareholders are free, with a few exceptions, to make exchanges across the entire spectrum of Wells Fargo Funds. The Wells Fargo Funds family also employs seven different sub-advisors to provide specialized expertise with respect to certain investment styles and market segments, including international, index, small cap, mid cap and large cap styles and domestic and foreign technology companies. Thus, if the Reorganization is approved, you will have increased investment options and greater flexibility to change investments.

o        TAX-FREE CONVERSION OF ACHIEVEMENT FUND SHARES

         If you were to redeem your investment in the Achievement Funds to invest in the Wells Fargo Funds or another investment product, you generally would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, it is intended that the proposed Reorganization of the Achievement Funds will result in your investment being transferred to the corresponding Wells Fargo Fund without recognition of gain or loss for federal income tax purposes. Based on the conclusion that the Reorganization is not taxable, after the Reorganization you will have the same basis and holding period for your Wells Fargo Fund shares as you had for your Achievement Fund shares for federal income tax purposes. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for federal income tax purposes.

o        MARKET PRESENCE

         The Reorganization has the potential for the former shareholders of the Achievement Funds to achieve greater investment leverage and market presence. As of September 30, 2000, the Wells Fargo Fund family had approximately $68 billion in assets, and was the 27th largest mutual fund family in the United States. Fund investment opportunities for a mutual fund or a fund family tend to increase as fund or fund family assets increase by giving fund portfolio managers broader investment opportunities and lower trading costs.

o        IMPROVED OPERATING EFFICIENCIES

         The Wells Fargo Funds have the potential to operate more efficiently than the Achievement Funds by, among other things, having a larger group of funds with greater assets, thereby reducing certain fixed costs as a percentage of fund assets, such as legal, compliance and the board of trustee expenses. The Reorganization also has the potential to achieve efficiencies by eliminating the need for two sets of service providers, compliance systems and boards of trustees.

o        ENHANCED VIABILITY

         The combined Achievement and Wells Fargo Funds will be more viable due to the larger asset size and the multiple channels of distribution. Shares of the Wells Fargo Funds are sold through 32 organizations affiliated with Wells Fargo & Company and through 288 third-party organizations. As a result of those relationships, sales of new shares of the Wells Fargo Funds are significantly higher than sales of new shares of the Achievement Funds. The multiple distribution channels available to the Wells Fargo Funds should enhance the market presence and facilitate the operating efficiencies described above.

o        COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES

         As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," each Wells Fargo Fund and Achievement Fund have compatible investment objectives and strategies, although the phrasing of the investment objective(s) differ slightly. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Wells Fargo Fund. It also is not expected to significantly alter the risk/potential return profile of any shareholder's investment.

o        EXPENSES OF THE REORGANIZATION

         Well Fargo Bank has agreed to pay all of the expenses of the Reorganization so shareholders of the Achievement Funds and Wells Fargo Funds will not bear these costs.

Performance

         The following table shows the average annual total returns of the Institutional Class shares of the Achievement Funds and Wells Fargo Funds for 1, 5 and 10 years (or, if less, since inception). For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the Wells Fargo Funds' prospectuses accompanying this statement or your Achievement Fund prospectus. Of course, past performance does not predict future results.



------------------------------------------------------------ ------------ ------------- --------------- --------------
AVERAGE ANNUAL TOTAL RETURN1                                                                                SINCE
AS OF  SEPTEMBER 30, 2000                                      1 YEAR       5 YEARS        10 YEARS       INCEPTION
(INCEPTION DATE OF FUND)
------------------------------------------------------------ ------------ ------------- --------------- --------------
Achievement Equity Fund  (12/28/94)                              19.80%      17.80%        N/A            20.11%2
   Wells Fargo Growth Fund (9/6/96)3                             14.55%      18.12%        16.34%            N/A
------------------------------------------------------------ ------------ ------------- --------------- --------------


------------------------------------------------------------ ------------ ------------- --------------- --------------
Achievement Balanced Fund (12/28/94)                             14.53%      12.92%        N/A            14.58%2
   Wells Fargo Asset Allocation4                                 11.95%      15.44%        14.52%            N/A
------------------------------------------------------------ ------------ ------------- --------------- --------------
Achievement Municipal Bond Fund (10/31/96)                        4.65%       N/A          N/A            4.75%2
   Wells Fargo National Tax-Free Fund5                            5.55%       5.58%        6.29%             N/A
------------------------------------------------------------ ------------ ------------- --------------- --------------
------------------------------------------------------------ ------------ ------------- --------------- --------------
Achievement Idaho Municipal Bond Fund (12/28/94)                  5.88%      4.40%         N/A            5.61%2
   Wells Fargo National Tax-Free Fund5                            5.55%       5.58%        6.29%             N/A
------------------------------------------------------------ ------------ ------------- --------------- --------------
------------------------------------------------------------ ------------ ------------- --------------- --------------
Achievement Intermediate Term Bond Fund (12/28/94)                5.66%       5.23%        N/A            6.36%2
   Wells Fargo Income Fund6                                       5.57%       5.37%        6.98%             N/A
------------------------------------------------------------ ------------ ------------- --------------- --------------
Achievement Short-Term Bond Fund (12/28/94)                       5.82%       5.36%        N/A            5.67%2
   Wells Fargo Stable Income Fund (11/11/94)                      5.67%       5.62%        N/A            5.90%2
------------------------------------------------------------ ------------ ------------- --------------- --------------
-----------------------

1 The returns for the Institutional Class shares do not reflect applicable sales charges and higher fees and expenses of the Class A and Class B shares of the Funds. Thus, returns for the Class A and Class B shares of both the Achievement Funds and the Wells Fargo Funds were lower than reflected in this table.

2 The performance history is from inception date, which is next to the fund's name, because the fund is not old enough to have a 5-year and/or 10-year history.

3 The Institutional Class shares of the Wells Fargo Growth Fund commenced operations on September 6, 1996. Performance shown for periods prior to the inception of the Institutional Class shares of the Fund reflects the performance of the Class A shares (which commenced operations on August 2, 1990) adjusted to reflect the fees and expenses of the Institutional Class shares.

4 The Institutional Class shares of the Wells Fargo Asset Allocation Fund commenced operations on November 11, 1999. Performance shown for periods prior to the inception of the Institutional Class shares of the Fund reflects the performance of the Class A shares (which commenced operations on November 13, 1986) adjusted to reflect the fees and expenses of the Institutional Class shares.

5 The Institutional Class shares of the Wells Fargo National Tax-Free Fund commenced operations on August 2, 1993. Performance shown for periods prior to the inception of the Institutional Class shares of the Fund reflects the performance of the Class A shares (which commenced operations on August 1, 1989) adjusted to reflect the fees and expenses of the Institutional Class shares.

6 The Institutional Class shares of the Wells Fargo Income Fund commenced operations on August 2, 1993. Performance shown for periods prior to the inception of the Institutional Class shares of the Fund reflects the performance of the Class A shares (which commenced operations on June 9, 1987) adjusted to reflect the fees and expenses of the Institutional Class shares.

Material Federal Income Tax Consequences and Federal Income Tax Opinions

         The following discussion summarizes the material federal income tax consequences of the Reorganization that are applicable to Achievement Fund shareholders. It is based on the Internal Revenue Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this proxy statement/prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. An Achievement Fund shareholder's tax treatment may vary depending upon his or her particular situation. In addition, the following types of Achievement Fund shareholders, among others, also may be subject to special rules not discussed below: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Achievement Fund shares as part of a hedge, straddle or conversion transaction; or a person that does not hold Achievement Fund shares as a capital asset at the time of the Reorganization.

         Neither the Achievement Funds nor the Wells Fargo Funds has requested or will request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax consequences of the Reorganization or any related transaction. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. Achievement Fund shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences of the merger to the Achievement Fund shareholder, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

         The obligation of the Achievement Funds and the Wells Fargo Funds to consummate the Reorganization is conditioned upon the receipt of an opinion of counsel substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, the Reorganization with respect to each Achievement Fund and the corresponding Wells Fargo Fund will be treated for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code and that an Achievement Fund and corresponding Wells Fargo Fund will each be a party to a reorganization within the meaning of
Section 368(b) of the Internal Revenue Code. Provided that the Reorganization so qualifies and an Achievement Fund and the corresponding Wells Fargo Fund are so treated:

         o Neither an Achievement Fund nor the corresponding Wells Fargo Fund will recognize any gain or loss as a result of the Reorganization.

         o An Achievement Fund shareholder will not recognize any gain or loss as a result of the receipt of Wells Fargo Fund shares in exchange for such shareholder's Wells Fargo Fund shares pursuant to the Reorganization.

         o An Achievement Fund shareholder's aggregate tax basis in Wells Fargo Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in Achievement Fund shares held immediately before the Reorganization.

         o An Achievement Fund shareholder's holding period for the Wells Fargo Fund shares received pursuant to the Reorganization will include the period during which the Achievement Fund shares have been held.

         The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the Achievement Funds and the Wells Fargo Funds, including representations in certificates to be delivered by the management of each of the Achievement Funds and Wells Fargo Funds, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion.

         Regardless of whether the acquisition of the assets and liabilities of an Achievement Fund by a corresponding Wells Fargo Fund qualifies as a tax-free reorganization as described above, the sale of securities by an Achievement Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, is expected to result in a taxable distribution to the Achievement Funds' shareholders.

         Since its formation, each of the Achievement Funds and Wells Fargo Funds believe it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the Achievement Funds and Wells Fargo Funds believes it has been, and expects to continue to be, relieved of federal income tax liability to the extent it makes distributions of its taxable income and gains to its shareholders.

Fees and Expenses of the Reorganization

         All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be paid by Wells Fargo Bank.

Information on Voting

         This proxy statement/prospectus is being provided in connection with the solicitation of proxies by the Board of Trustees of the Achievement Funds to solicit your vote for a proposal at a meeting of shareholders, which we refer to as the Meeting. The Meeting will be held at the offices of the Achievement Funds located at One Freedom Valley Drive, Oaks, Pennsylvania on February 8, 2001 at 11:00 a.m. (Eastern Time).

         You may vote in one of three ways. You may complete and sign the enclosed proxy card and mail it to us in the enclosed prepaid return envelope (if mailed in the United States). You may vote on the Internet by going to http://www.proxyvote.com and following the instructions. Last, you also can call the toll-free number printed on your proxy ballot. To vote via the Internet or telephone you will need the "control number" that appears on your proxy card.

         You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit to the appropriate Achievement Fund a later dated proxy or a written notice of revocation, or otherwise give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal.

         Only shareholders of record on December 1, 2000 are entitled to notice of and to vote at the Meeting. Each share held as of the close of business on December 1, 2000 is entitled to one vote. For each Achievement Fund, the presence in person or by proxy of one-half of the shares of the Fund entitled to vote is required to constitute a quorum at the meeting for the transaction of all business. Approval of the Reorganization by any Achievement Fund requires the lesser of (1) 67% or more of the Fund's voting shares, if holders of more than 50% of the Fund's outstanding shares are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities.

         The election inspectors will count your vote at the Meeting if cast by proxy or in person. The election inspectors will count:

     * votes cast "for" approval of the proposal to determine whether sufficient affirmative votes have been cast;
     * abstentions and broker non-votes of shares (in addition to votes cast "for") to determine whether a quorum is present at the Meeting, but not abstentions or broker non-votes to determine whether a proposal has been approved.

         Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority.

         The Trustees of the Achievement Funds know of no matters other than those described in this proxy statement/prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

         In addition to the solicitation of proxies by mail or expedited delivery service, the Board of Trustees of The Achievement Funds Trust, and employees and agents of Wells Fargo & Company and First Security Corporation and their affiliates may solicit proxies by telephone. Wells Fargo Bank will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals.

Existing and Pro Forma Capitalization

         The following table sets forth as of the date specified in the chart below, (i) the current capitalization of the Achievement Funds, (ii) the current capitalization of the Wells Fargo Funds, and (iii) the pro forma capitalization of the Wells Fargo Funds, adjusted to give effect to the proposed acquisition of assets at net asset value.


----------------------------------------------------------- ----------------------- ------------------ ------------------
                                                                                                       NET ASSET VALUE
ACHIEVEMENT EQUITY FUND/                                    TOTAL                   SHARES             PER SHARE
WELL FARGO GROWTH FUND                                      NET ASSETS              OUTSTANDING
----------------------------------------------------------- ----------------------- ------------------ ------------------
Achievement Equity Fund
    Class A                                                 $     12,424,001               643,652     $ 19.30
    Class B                                                 $      2,770,514               146,337     $ 18.93
    Institutional Class                                     $    299,105,279            15,408,808     $ 19.41
----------------------------------------------------------- ----------------------- ------------------ ------------------
Wells Fargo Growth Fund
    Class A                                                 $   311,038,398            13,632,002      $ 22.82
    Class B                                                 $    69,433,478             4,349,140      $ 15.96
    Institutional Class                                     $    52,560,754             1,961,425      $ 26.80
----------------------------------------------------------- ----------------------- ------------------ ------------------
Pro Forma Wells Fargo Growth Fund
(as of 9/30/00)
    Class A                                                 $  323,482,399            14,176,514       $22.82
    Class B                                                 $   72,203,992             4,522,677       $15.96
    Institutional Class                                     $  351,666,033            13,123,223       $26.80

----------------------------------------------------------- ----------------------- ------------------ ------------------


----------------------------------------------------------- ----------------------- ------------------ ------------------
                                                                                                       NET ASSET VALUE
ACHIEVEMENT BALANCED FUND/                                  TOTAL                   SHARES             PER SHARE
WELLS FARGO ASSET ALLOCATION FUND                           NET ASSETS              OUTSTANDING
----------------------------------------------------------- ----------------------- ------------------ ------------------
Achievement Balanced Fund
    Class A                                                 $      3,351,769              230,864      $ 14.52
    Class B                                                 $      1,939,824              133,880      $ 14.49
    Institutional Class                                     $    207,243,425           14,254,869      $ 14.54
----------------------------------------------------------- ----------------------- ------------------ ------------------
Wells Fargo Asset Allocation Fund
    Class A                                                 $ 1,266,357,592            51,975,430       $ 24.36
    Class B                                                 $   577,525,888            39,087,713       $ 14.78
    Institutional Class                                     $    20,821,881               854,269       $ 24.37
----------------------------------------------------------- ----------------------- ------------------ ------------------
----------------------------------------------------------- ----------------------- ------------------ ------------------
Pro Forma Wells Fargo Asset Allocation Fund (as of
9/30/00)
    Class A                                                 $ 1,269,709,361            52,113,004       $24.36
    Class B                                                 $   579,465,712            39,218,992       $14.78
    Institutional Class                                     $   228,065,306             9,356,940       $24.37
----------------------------------------------------------- ----------------------- ------------------ ------------------


----------------------------------------------------------- ----------------------- ------------------ ------------------
ACHIEVEMENT MUNICIPAL BOND FUND/                                                                       NET ASSET VALUE
ACHIEVEMENT IDAHO MUNICIPAL BOND FUND/                      TOTAL                   SHARES             PER SHARE
WELLS FARGO NATIONAL TAX-FREE FUND                          NET ASSETS              OUTSTANDING
----------------------------------------------------------- ----------------------- ------------------ ------------------
Achievement Municipal Bond Fund (Fund A)
    Class A                                                 $      4,551,965           480,307         $  9.48
    Class B                                                 $      2,058,309           217,171         $  9.48
    Institutional Class                                     $     62,324,532         6,572,701         $  9.48
----------------------------------------------------------- ----------------------- ------------------ ------------------
----------------------------------------------------------- ----------------------- ------------------ ------------------
Achievement Idaho Municipal Bond Fund (Fund B)
    Class A                                                 $     8,036,404            791,089         $ 10.16
    Class B                                                 $     1,669,696            164,220         $ 10.17
    Institutional Class                                     $    21,251,674          2,097,071         $ 10.13
----------------------------------------------------------- ----------------------- ------------------ ------------------
Wells Fargo National Tax-Free Fund (Fund C)
    Class A                                                 $   64,858,654           6,669,992         $ 9.72
    Class B                                                 $   18,366,568           1,888,663         $ 9.72
    Institutional Class                                     $  244,625,581          25,144,150         $ 9.73
----------------------------------------------------------- ----------------------- ------------------ ------------------
----------------------------------------------------------- ----------------------- ------------------ ------------------
Pro Forma Wells Fargo National Tax-Free Fund
(Fund A + Fund C) (as of 6/30/00)
    Class A                                                 $   69,410,619            7,138,109        $ 9.72
    Class B                                                 $   20,424,877            2,100,322        $ 9.72
    Institutional Class                                     $  306,950,113           31,550,244        $ 9.73
----------------------------------------------------------- ----------------------- ------------------ ------------------
----------------------------------------------------------- ----------------------- ------------------ ------------------
Pro Forma Wells Fargo National Tax-Free Fund (Fund B +
Fund C) (as of 6/30/00)
    Class A                                                 $    72,895,058           7,496,445        $ 9.72
    Class B                                                 $    20,036,264           2,060,360        $ 9.72
    Institutional Class                                     $   265,877,255          27,328,520        $ 9.73
----------------------------------------------------------- ----------------------- ------------------ ------------------
----------------------------------------------------------- ----------------------- ------------------ ------------------
Pro Forma Wells Fargo National Tax-Free Fund (Fund A+
Fund B + Fund C) (as of 6/30/00)
    Class A                                                 $    77,447,023           7,964,564        $ 9.72
    Class B                                                 $    22,094,573           2,272,020        $ 9.72
    Institutional Class                                     $   328,201,787          33,734,623        $ 9.73
----------------------------------------------------------- ----------------------- ------------------ ------------------


----------------------------------------------------------- ----------------------- ------------------ ------------------
ACHIEVEMENT INTERMEDIATE TERM BOND FUND/                                                               NET ASSET VALUE
WELLS FARGO INCOME FUND                                     TOTAL                   SHARES             PER SHARE
                                                            NET ASSETS              OUTSTANDING
----------------------------------------------------------- ----------------------- ------------------ ------------------
Achievement Intermediate Term Bond Fund
    Class A                                                 $    1,163,686              117,378        $ 9.91
    Institutional Class                                     $  154,133,014           15,583,779        $ 9.89
----------------------------------------------------------- ----------------------- ------------------ ------------------
Wells Fargo Income Fund
    Class A                                                 $   16,894,583            1,907,505        $ 8.86
    Institutional Class                                     $  369,718,662           41,785,788        $ 8.85
----------------------------------------------------------- ----------------------- ------------------ ------------------
----------------------------------------------------------- ----------------------- ------------------ ------------------
Pro Forma Wells Fargo Income Fund
(as of 5/31/00)
    Class A                                                 $   18,058,269           2,038,893         $ 8.86
    Institutional Class                                     $  523,851,676          59,205,994         $ 8.85
----------------------------------------------------------- ----------------------- ------------------ ------------------


----------------------------------------------------------- ----------------------- ------------------ ------------------
                                                                                                       NET ASSET VALUE
ACHIEVEMENT SHORT-TERM BOND FUND/                           TOTAL                   SHARES             PER SHARE
WELLS FARGO STABLE INCOME FUND                              NET ASSETS              OUTSTANDING
----------------------------------------------------------- ----------------------- ------------------ ------------------
Achievement Short-Term Bond Fund
    Class A                                                 $       173,999               17,812     $    9.77
    Institutional Class                                     $    28,719,631            2,937,325       $  9.78
----------------------------------------------------------- ----------------------- ------------------ ------------------
Wells Fargo Stable Income Fund
    Class A                                                 $      8,912,003              878,114      $ 10.15
    Institutional Class                                     $    191,357,706           18,850,427      $ 10.15
----------------------------------------------------------- ----------------------- ------------------ ------------------
----------------------------------------------------------- ----------------------- ------------------ ------------------
Pro Forma Wells Fargo Stable Income Fund
(as of 5/31/00)
    Class A                                                 $   9,086,002              895,258         $ 10.15
    Institutional Class                                     $ 220,077,337           21,679,570         $ 10.15
----------------------------------------------------------- ----------------------- ------------------ ------------------

Outstanding Shares

         As of December 1, 2000, each Achievement Fund and its corresponding Wells Fargo Fund had the following numbers of shares outstanding:

-------------------------------------- ------------------- ------------------------------ --------------------
Achievement Funds                      # of Shares         Wells Fargo Funds              # of Shares
                                       Outstanding                                        Outstanding
-------------------------------------- ------------------- ------------------------------ --------------------
-------------------------------------- ------------------- ------------------------------ --------------------
Equity Fund                            16,632,644          Growth Fund                    19,395,562
-------------------------------------- ------------------- ------------------------------ --------------------
-------------------------------------- ------------------- ------------------------------ --------------------
Balanced Fund                          14,469,326          Asset Allocation Fund          93,726,367
-------------------------------------- ------------------- ------------------------------ --------------------
-------------------------------------- ------------------- ------------------------------ --------------------
Municipal Bond Fund                     7,097,825          National Tax-Free Fund         32,371,789
-------------------------------------- ------------------- ------------------------------ --------------------
-------------------------------------- ------------------- ------------------------------ --------------------
Idaho Municipal Bond Fund               2,987,680          National Tax-Free Fund         32,371,789
-------------------------------------- ------------------- ------------------------------ --------------------
-------------------------------------- ------------------- ------------------------------ --------------------
Intermediate Term Bond Fund            14,719,456          Income Fund                    55,398,895
-------------------------------------- ------------------- ------------------------------ --------------------
-------------------------------------- ------------------- ------------------------------ --------------------
Short Term Bond Fund                    2,894,971          Stable Income Fund             18,093,147
-------------------------------------- ------------------- ------------------------------ --------------------


Interest of Certain Persons in the Transactions

         To the knowledge of the Achievement Funds and Wells Fargo Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any class of an Achievement Fund or Wells Fargo Fund:

                             As of November 15, 2000

-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
Fund                       Name & Address                     Class of        % of Class      % of Fund   % of Fund
                                                              Shares                                      Post
                                                              Type of                                     Closing
                                                              Ownership
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
Achievement Short          FISERV Securities, Inc.            Class A/        48.25%          0.25%       .03%
Term Bond Fund             Trade House Acct.                  Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           Philadelphia, PA 19103-7042
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Honey J. Larson                    Class A/        25.50%          0.13%       .02%
                           1798 Milbrook Road                 Record Holder
                           Salt Lake City, UT 84106-3277
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           First Security Bank NA Trust       Class I/        35.7%           35.56%      4.83%
                           For the First Security Incentive   Record Holder
                           Plan
                           Trust Securities Admin. Dept
                           P.O. Box 25297
                           Salt Lake City, UT 84125-0297
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           First Security Corporation         Class I/        32.33%          32.20%      4.37%
                           Trust Groups-Reinvest Account      Record Holder
                           Trust Securities Admin. Dept.
                           P.O. Box 25297
                           Salt Lake City, UT 84125-0297
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           First Security Corporation         Class I/        29.22%          29.11%      3.95%
                           Trust Groups-Cash Account          Record Holder
                           First Security Bank of Utah NA
                           Trust Securities Admin. Dept.
                           P.O. Box 25297
                           Salt Lake City, UT 84125-0297
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
Achievement Municipal      FISERV Securities, Inc.            Class B/        19.78%          0.56%       0.09%
Bond Fund                  FAO 18477687                       Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market St., Suite 1200
                           Philadelphia, PA 19103-7084
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class B/        13.28%          0.38%       0.06%
                           FAO 18117949                       Record Holder
                           Attn: Mutual Funds Dept.
                           One Commerce Square
                           2005 Market Street, Suite 1200
                           Philadelphia, PA 19103-7084
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class B/        8.16%           0.23%       0.04%
                           Attn: Mutual Funds Dept.           Record Holder
                           FAO 18486470
                           One Commerce Square, Suite 1200
                           Philadelphia, PA 19103-7084
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class B/        7.98%           0.23%       0.04%
                           FAO 18279885                       Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market Street, Suite 120
                           Philadelphia, PA 19103-7084
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class B/        7.85%           0.22%       0.04%
                           FAO 18279705                       Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market Street, Suite 1200
                           Philadelphia, PA 19103-7084
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class B/        7.42%           0.21%       0.03%
                           FAO 183606866                      Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market Street, Suite 1200
                           Philadelphia, PA 19103-7084
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class A/        98.41%          5.39%       0.89%
                           Trade House Acct.                  Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market Street, Suite 1200
                           Philadelphia, PA 19103-7042
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           First Security Corporation         Class I/        95.82%          87%         14.50%
                           Trust Groups-Trust Account         Record Holder
                           First Security Bank of Utah NA
                           Trust Securities Admin. Dept.
                           P.O. Box 25297
                           Salt Lake City, UT 84125-0297
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class B/        5.77%           0.16%       0.03%
                           FAO 18440788                       Record Holder
                           Attn: Mutual Funds Dept.
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA 19103-7084
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
Achievement Equity Fund    FISERV Securities, Inc.            Class A/        68.57%          2.67%       1.14%
                           Trade House Acct.                  Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA 19103-7084
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           First Security Corporation         Class I/        69.45%          66.11%      24.11%
                           Trust Groups-Cash Acct.            Record Holder
                           First Security Bank of Utah NA
                           Trust Security Admin. Dept.
                           P.O. Box 25297
                           Salt Lake City, UT 84125-0297
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
Achievement Intermediate   First Security Corporation         Class I/        84.13%          83.50%      19.11%
Term Bond Fund             Trust Groups-Cash Acct.            Record Holder
                           First Security Bank of Utah NA
                           Trust Security Admin. Dept.
                           P.O. Box 25297
                           Salt Lake City, UT 84125-0297
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           First Security Corporation         Class I/        15.37%          15.26%      3.49%
                           Trust Groups-Reinvest Acct.        Record Holder
                           First Security Bank of Utah NA
                           Trust Security Admin. Dept.
                           P.O. Box 25297
                           Salt Lake City, UT 84125-0297
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class A/        78.02%          0.56%       0.13%
                           Trade House Acct.                  Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market Street, Suite 1200
                           Philadelphia, PA 19103-7042
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
Achievement Idaho          First Security Corporation         Class I/        98.92%          68.01%      5.04%
Municipal Bond Fund        Trust Groups-Cash Acct.            Record Holder
                           First Security Bank of Utah NA
                           Trust Security Admin. Dept.
                           P.O. Box 25297
                           Salt Lake City, UT 84125-0297
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class A/        92.59%          23.90%      1.77%
                           Trade House Acct.                  Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA 19103-7042
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class A/        23.07%          1.24%       0.09%
                           FAO 18432161                       Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA 19103-7042
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class A/        12.61%          0.68%       0.05%
                           FAO 18209519                       Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA 19103-7042
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class A/        12.19%          0.66%       0.05%
                           FAO 18513647                       Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA 19103-7042
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           FISERV Securities, Inc.            Class A/        7.08%           0.38%       0.03%
                           FAO 18042685                       Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA 19103-7042
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
Achievement Balanced Fund  FISERV Securities, Inc.            Class A/        75.96%          1.14%       0.09%
                           Trade House Acct.                  Record Holder
                           Attn: Mutual Funds
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA 19103-7042
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           First Security Corporation         Class I/        70.89%          69.16%      5.5%
                           Trust Groups-Reinvest Acct.        Record Holder
                           First Security Bank of Utah NA
                           Trust Security Admin. Dept.
                           P.O. Box 25297
                           Salt Lake City, UT 84125-0297
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           First Security Bank NA TR for      Class I/        27.90%          27.21%      2.16%
                           the                                Record Holder
                           First Security Incentive Saving
                           Plan
                           Trust Securities Admin. Dept.
                           P.O. Box 25297
                           Salt Lake City, UT 84125-0297
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
WF National                MLPF&S for the Sole Benefit of     Class C/        18.53%          0.42%       0.32%
Tax-Free Fund              its Customers                      Record Holder
                           Attn: Mutual Fund Admin.
                           4800 Deer Park Drive
                           Jacksonville, FL 32246-6484
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Dean Witter for the Benefit of     Class C/        9.66%           0.22%       0.16%
                           William D. Hughes Personal Rep     Record Holder
                           FBO T
                           P.O. Box 250 Church Street
                           Station
                           New York, NY 10008-0250
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Dean Witter  FBO                   Class C/        20.02%          0.45%       0.34%
                           Wells Fargo Bank Loan Collateral   Record Holder
                           P.O. Box 250 Church Street
                           Station
                           New York, NY 10008-0250
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Dentru & Co.                       Class I/        28.34%          20.25%      15.41%
                           Non-Discretionary Cash             Record Holder
                           1740 Broadway Mail 8676
                           Denver, CO 80274-0001
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         Class I/        5.87%           4.20%       3.20%
                           Tax Free Income Fund I             Record Holder
                           Attn: Mutual Fund Ops
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         Class I/        27.49%          19.65%      14.95%
                           Tax Free Income Fund I             Record Holder
                           Attn: Mutual Fund Ops
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         Class I/        37.34%          26.70%      20.30%
                           Tax Free Income Fund I             Record Holder
                           Attn: Mutual Fund Ops
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
WF Stable Income Fund      Norwest Investment Services, Inc.  Class B/        8.17%           0.12%       0.10%
                           FBO 102953761                      Record Holder
                           Northstar Building East -8th
                           Floor
                           608 Second Avenue, South
                           Minneapolis, MN 55402-1916
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Norwest Investment Services, Inc.  Class B/        6.12%           0.09%       0.08%
                           FBO 731186551                      Record Holder
                           Northstar Building East -9th
                           Floor
                           608 Second Avenue, South
                           Minneapolis, MN 55402-1916
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Norwest Investment Services, Inc.  Class B/        8.02%           0.12%       0.10%
                           FBO 708238851                      Record Holder
                           Northstar Building East -9th
                           Floor
                           608 Second Avenue, South
                           Minneapolis, MN 55402-1916
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Charles Schwab & Company           Class A/        7.19%           0.35%       0.31%
                           Special Custody Account            Record Holder
                           Exclusively FBO the Customers
                           101 Montgomery Street
                           San Francisco, CA 94104-4122

-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Northstar  Investment Services,    Class A/        10.21%          0.50%       0.44%
                           Inc.                               Record Holder
                           FBO 021219031
                           Northstar Building East -9th
                           Floor
                           608 Second Avenue, South
                           Minneapolis, MN 55402-1916
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Northstar Investment Services,     Class A/        5.10%           0.25%       0.22%
                           Inc.                               Record Holder
                           FBO 021263991
                           Northstar Building East -9th
                           Floor
                           608 Second Avenue, South
                           Minneapolis, MN 55402-1916
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Northstar Investment Services,     Class A/        23.90%          1.18%       1.02%
                           Inc.                               Record Holder
                           FBO 021453811
                           Northstar Building East -9th
                           Floor
                           608 Second Avenue, South
                           Minneapolis, MN 55402-1916
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           EMSEG & Co.                        Class I/        6.93%           6.49%       5.61%
                           Stable Income Fund I               Record Holder
                           c/o Mutual Fund Processing
                           P.O. Box 1450
                           Minneapolis, MN 55485-1450
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           EMSEG & Co.                        Class I/        11.72%          10.97%      9.50%
                           Stable Income Fund I               Record Holder
                           c/o Mutual Fund Processing
                           P.O. Box 1450
                           Minneapolis, MN 55485-1450
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           EMSEG & Co.                        Class I/        66.76%          62.49%      54.09%
                           Stable Income Fund I               Record Holder
                           c/o Mutual Fund Processing
                           P.O. Box 1450
                           Minneapolis, MN 55485-1450
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
WF Income Fund             Wells Fargo Bank MN NA FBO         Class A/        41.63%          1.60%       1.23%
                           Income Bond Fund Class A           Record Holder
                           Attn: Mutual Fund Ops
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Firlin & Co.                       Class I/        13.69%          12.91%      9.96%
                           c/o National Bank of Commerce      Record Holder
                           Attn: Trust Resources
                           P.O. Box 82480
                           Lincoln, NE 68501-2408
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Firlin & Co.                       Class I/        7.51%           7.08%       5.46%
                           c/o National Bank of Commerce      Record Holder
                           Attn: Trust Resources
                           P.O. Box 82480
                           Lincoln, NE 68501-2408
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Dentru & Co.                       Class I/        14.52%          13.68%      10.55%
                           Non-Discretionary Cash             Record Holder
                           1740 Broadway
                           Denver, CO 80274-0001

-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         Class I/        21.75%          20.50%      15.81%
                           Income Fund I                      Record Holder
                           Attn: Mutual Fund Ops
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         Class I/        28.29%          26.67%      20.57%
                           Income Fund I                      Record Holder
                           Attn: Mutual Fund Ops
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         Class I/        8.02%           7.56%       5.83%
                           Income Fund I                      Record Holder
                           Attn: Mutual Fund Ops
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
WF Asset Allocation Fund   MLPF&S for the Sole Benefit of     Class C/        10.32%          0.25%       0.23%
                           its                                Record Holder
                           Customers
                           Attn: Mutual Fund Admin.
                           4800 Deer Park
                           Jacksonville, FL 32246-6484
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           EMJAYCO                            Class I/        5.70%           0.05%       0.04%
                           Omnibus Account                    Record Holder
                           P.O. Box 17909
                           Milwaukee, WI 53217
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         Class I/        5.18%           0.04%       0.04%
                           Stagecoach Balanced Fund CL 1      Record Holder
                           Attn: Mutual Fund Ops
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         Class I/        77.27%          0.68%       0.63%
                           Stagecoach Balanced Fund CL 1      Record Holder
                           Attn: Mutual Fund Ops
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
WF Growth Fund             Investors Services Group           Class A/        15.78%          10.77%      6.80%
                           FBO Wells Fargo/Portfolio Advisor  Record Holder
                           Customer
                           211 South Gulph  Road
                           King of Prussia, PA 19406-3103
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Dentru & Co.                       Class I/        6.28%           0.63%       0.40%
                           Non-Discretionary Cash             Record Holder
                           1740 Broadway
                           Denver, CO 80274-0001
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         Class I/        34.06%          3.42%       2.16%
                           ValuGrowth Stock Fund I            Record Holder
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         Class I/        24.07%          2.42%       1.52%
                           ValuGrowth Stock Fund I            Record Holder
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------
                           Wells Fargo Bank MN NA FBO         Class I/        28.54%          2.87%       1.81%
                           ValuGrowth Stock Fund I            Record Holder
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533
-------------------------- ---------------------------------- --------------- --------------- ----------- ------------



         To the knowledge of the Achievement Funds and Wells Fargo Funds, the following are the only persons who owned of record or beneficially, more than 25% of the outstanding shares of any Achievement Fund or Wells Fargo Fund:

                                                         As of November 15, 2000

------------------------- ---------------------------------- ------------------------ -------------- -----------------
Fund                      Name and Address                   Type of                  % of Fund      % of Fund
                                                             Ownership                               Post-Closing
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
Achievement Short Term    First Security Bank NA Trust       Class I/                 35.56%         4.83%
Bond Fund                 for the First Security Incentive   Record Holder
                          Plan
                          Trust Securities Admin. Dept.
                          P.O. Box 25297
                          Salt Lake City, UT 84125-0297
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
                          First Security Corporation         Class I/                 32.20%         4.37%
                          Trust Groups-Reinvest Account      Record Holder
                          Trust Security Admin. Dept.
                          P.O. Box 25297
                          Salt Lake City, UT 84125-0297
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
                          First Security Corporation         Class I/                 29.11%         3.95%
                          Trust Groups-Cash Account          Record Holder
                          Trust Security Admin. Dept.
                          P.O. Box 25297
                          Salt Lake City, UT 84125-0297
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
Achievement Municipal     First Security Corporation         Class I/                 87.00%         14.50%
Bond Fund                 Trust Groups-Trust Account         Record Holder
                          First Security Bank of Utah NA
                          Trust Security Admin. Dept.
                          P.O. Box 25297
                          Salt Lake City, UT 84125-0297
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
Achievement Equity Fund   First Security Corporation         Class I/                 66.11%         24.11%
                          Trust Groups-Cash Account          Record Holder
                          First Security Bank of Utah, NA
                          Trust Security Admin. Dept.
                          P.O. Box 25297
                          Salt Lake City, UT 84125-0297
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
Achievement               First Security Corporation         Class I/                 83.50%         19.11%
Intermediate Term Bond    Trust Groups Cash Account          Record Holder
Fund                      First Security Bank of Utah, NA
                          Trust Security Admin. Dept.
                          P.O. Box 25297
                          Salt Lake City, UT 84125-0297
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
Achievement Idaho         First Security Corporation         Class I/                 68.01%         5.04%
Municipal Bond Fund       Trust Groups-Cash Account          Record Holder
                          First Security Bank of Utah, NA
                          Trust Security Admin. Dept.
                          P.O. Box 25297
                          Salt Lake City, UT 84125-0297
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
Achievement Balanced      First Security Corporation         Class I/                 69.16%         5.50%
Fund                      Trust Groups-Reinvest Account      Record Holder
                          First Security Bank of Utah, NA
                          Trust Security Admin. Dept.
                          P.O. Box 25297
                          Salt Lake City, UT 84125-0297
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
                          First Security Bank NA TR          Class I/                 27.21%         2.16%
                          for the First Security Incentive   Record Holder
                          Savings Plan
                          Trust Securities Admin. Dept.
                          P.O. Box 25297
                          Salt Lake City, UT 84125-0297
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
WF National Tax-Free      Wells Fargo Bank, MN NA FBO        Class I/                 26.70%         20.30%
Fund                      Tax Free Income Fund I             Record Holder
                          Attn: Mutual Fund Ops
                          P.O. Box 1533
                          Minneapolis, MN 55480-1533
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
WF Stable Income Fund     EMSEG & Co.                        Class I/                 62.49%         54.09%
                          Stable Income Fund I               Record Holder
                          c/o Mutual Fund Processing
                          P.O. Box 1450
                          Minneapolis, MN 55485-1450
------------------------- ---------------------------------- ------------------------ -------------- -----------------
------------------------- ---------------------------------- ------------------------ -------------- -----------------
WF Income Fund            Wells Fargo Bank MN NA FBO         Class I/                 26.67%         20.57%
                          Income Fund I                      Record Holder
                          Attn: Mutual Fund Ops
                          P.O. Box 1533
                          Minneapolis, MN 55480-1533
------------------------- ---------------------------------- ------------------------ -------------- -----------------


         In addition, as of November 15, 2000, First Security Bank, N.A., an indirect wholly-owned subsidiary of Wells Fargo & Company, or its affiliates controlled or held with sole or shared power to vote more than 25% of the outstanding shares of each of the Achievement Funds, respectively, in a trust, agency, custodial or other fiduciary or representative capacity. As a result, First Security Bank, N.A. may be deemed to control each of the Funds and may be able to greatly affect (if not determine) the outcome of the shareholder vote on the reorganization. Therefore, National City Bank of Minnesota, an independent fiduciary engaged by First Security Bank, N.A. will vote the shares of the Achievement Funds that are entitled to be voted by First Security Bank, N.A. As of November 15, 2000, the officers and Trustees of the Achievement Funds as a group owned less than 1% of each Achievement Fund. As of November 15, 2000, the officers and Trustees as a group of the Wells Fargo Funds owned less than 1% of each of the Wells Fargo Funds.

                             EXHIBIT A - FEE TABLES

         These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.


                                                                                   ACHIEVEMENT              WELLS FARGO
CLASS A                                                                            EQUITY FUND              GROWTH FUND

Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................              4.50%                  5.75%
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................              None                   None1
         (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
  from fund assets, as a percentage of average net assets)
         Management fee..................................................              0.74%                  0.75%
         Distribution (Rule 12b-1) fee...................................              0.25%4                 0.00%
         Other expenses..................................................              0.29%                  0.69%
         Total Annual Fund Operating Expenses (Gross)....................              1.28%2                 1.44%
         Waivers.........................................................              Note 2                 0.32%
         Net Annual Fund Operating Expenses..............................              Note 2                 1.12%3

                                                                                   ACHIEVEMENT              WELLS FARGO
CLASS B                                                                            EQUITY FUND              GROWTH FUND

Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................              None                   None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................              5.00%                  5.00%
         (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
  from fund assets, as a percentage of average net assets)
         Management fee..................................................              0.74%                  0.75%
         Distribution (Rule 12b-1) fee...................................              1.00%4                 0.75%
         Other expenses..................................................              0.29%                  0.74%
         Total Annual Fund Operating Expenses (Gross)....................              2.03%2                 2.24%
         Waivers.........................................................              Note 2                 0.37%
         Net Annual Fund Operating Expenses..............................              Note 2                 1.87%3
-----------------------

1. Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.
2. The advisor of the Achievement Equity Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Fund was as follows: 1.15% for the Class A Shares and 1.90% for the Class B Shares. Because these waivers may be eliminated at any time, they are not shown in the above tables.
3. The advisor and administrator of the Wells Fargo Growth Fund has committed until at least February 1, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Growth Fund may be increased only with the approval of the Board of Trustees.
4. Includes distribution and service fees for the sale and distribution of Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo Funds are included in the line item "Other Expenses."

                                                                                   ACHIEVEMENT              WELLS FARGO
INSTITUTIONAL CLASS                                                                EQUITY FUND              GROWTH FUND

Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................              None                   None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................              None                   None
         (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
  from fund assets, as a percentage of average net assets)
         Management fee..................................................              0.74%                  0.75%
         Distribution (Rule 12b-1) fee...................................              0.00%                  0.00%
         Other expenses..................................................              0.29%                  0.27%
         Total Annual Fund Operating Expenses (Gross)....................              1.03%1                 1.02%
         Waivers.........................................................              Note 1                 0.02%
         Net Annual Fund Operating Expenses..............................              Note 1                 1.00%2
-------------------------

1. The advisor of the Achievement Equity Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Institutional Class Shares of the Fund was 0.90%. Because these waivers may be eliminated at any time, they are not shown in the above table.
2. The advisor and administrator of the Wells Fargo Growth Fund has committed until at least February 1, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Growth Fund may be increased only with the approval of the Board of Trustees.


Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Achievement Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                              ACHIEVEMENT EQUITY           WELLS FARGO
       CLASS A                                                                       FUND                  GROWTH FUND
       -------                                                                       ----                  -----------
                One Year.............................................                 $575                      $683
                Three Year...........................................                 $838                      $975
                Five Year............................................               $1,121                    $1,288
                Ten Year.............................................               $1,926                    $2,174

                                                                              ACHIEVEMENT EQUITY           WELLS FARGO
       CLASS B                                                                       FUND                  GROWTH FUND
       -------                                                                       ----                  -----------
                One Year.............................................                 $706                      $690
                Three Year...........................................               $1,037                      $965
                Five Year............................................               $1,293                    $1,366
                Ten Year.............................................               $2,169                    $2,249


                                                                              ACHIEVEMENT EQUITY           WELLS FARGO
       INSTITUTIONAL CLASS                                                           FUND                  GROWTH FUND
       -------------------                                                           ----                  -----------
                One Year.............................................                 $105                      $102
                Three Year...........................................                 $328                      $323
                Five Year............................................                 $569                      $561
                Ten Year.............................................               $1,259                    $1,246



                                                                                  ACHIEVEMENT            WELLS FARGO ASSET
       CLASS A                                                                   BALANCED FUND            ALLOCATION FUND
       -------                                                                   -------------            ---------------
       Shareholder Fees (fees paid directly from your investment):
                Maximum Sales Charge (Load) on Purchases .......................     4.50%                    5.75%
                (as a percentage of offering price)
                Maximum Deferred Sales Charge (Load) ...........................     None                     None1
                (as a percentage of the lower of the NAV on the date of
                original purchase or the NAV on the date of the redemption)
       Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
                Management fee..................................................     0.74%                    0.80%
                Distribution (Rule 12b-1) fee...................................     0.25%4                   0.00%
                Other expenses..................................................     0.31%                    0.40%
                Total Annual Fund Operating Expenses (Gross)....................     1.30%2                   1.20%
                Waivers.........................................................     Note 2                   0.21%
                Net Annual Fund Operating Expenses..............................     Note 2                   0.99%3

                                                                                  ACHIEVEMENT            WELLS FARGO ASSET
       CLASS B                                                                   BALANCED FUND            ALLOCATION FUND
       -------                                                                   -------------            ---------------
       Shareholder Fees (fees paid directly from your investment):
                Maximum Sales Charge (Load) on Purchases .......................     None                     None
                (as a percentage of offering price)
                Maximum Deferred Sales Charge (Load) ...........................     5.00%                    5.00%
                (as a percentage of the lower of the NAV on the date of
                original purchase or the NAV on the date of the redemption)
       Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
                Management fee..................................................     0.74%                    0.80%
                Distribution (Rule 12b-1) fee...................................     1.00%4                   0.75%
                Other expenses..................................................     0.31%                    0.44%
                Total Annual Fund Operating Expenses (Gross)....................     2.05%2                   1.99%
                Waivers.........................................................     Note 2                   0.25%
                Net Annual Fund Operating Expenses..............................     Note 2                   1.74%3
-------------------------

1. Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.
2. The advisor of the Achievement Balanced Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Fund was as follows: 1.15% for the Class A Shares and 1.90% for the Class B Shares. Because these waivers may be eliminated at any time, they are not shown in the above table.
3. The advisor and administrator of the Wells Fargo Asset Allocation Fund has committed until at least November 8, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Asset Allocation Fund may be increased only with the approval of the Board of Trustees.
4. Includes distribution and service fees for the sale and distribution of Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo Funds are listed in the line item "Other Expenses."


                                                                       ACHIEVEMENT BALANCED       WELLS FARGO ASSET
INSTITUTIONAL CLASS                                                            FUND                ALLOCATION FUND
-------------------                                                            ----                ---------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................     None                      None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................     None                      None
         (as a percentage of the lower of the NAV on the date of
         original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
  from fund assets, as a percentage of average net assets)
         Management fee..................................................     0.74%                     0.80%
         Distribution (Rule 12b-1) fee...................................     0.00%                     0.00%
         Other expenses..................................................     0.31%                     0.23%
         Total Annual Fund Operating Expenses (Gross)....................     1.05%1                    1.03%
         Waivers.........................................................     Note 1                    0.03%
         Net Annual Fund Operating Expenses..............................     Note 1                    1.00%2
-------------------------

1. The advisor of the Achievement Balanced Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Institutional Class Shares of the Fund was 0.90%. Because these waivers may be eliminated at any time, they are not shown in the above table.
2. The advisor and administrator of the Wells Fargo Asset Allocation Fund has committed until at least November 8, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Asset Allocation Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Achievement Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                       ACHIEVEMENT BALANCED       WELLS FARGO ASSET
CLASS A                                                                        FUND                ALLOCATION FUND
-------                                                                        ----                ---------------
         One Year.............................................                $  576                   $   670
         Three Year...........................................                $  884                   $   914
         Five Year............................................                $1,131                   $ 1,178
         Ten Year.............................................                $1,947                   $ 1,928



                                                                       ACHIEVEMENT BALANCED       WELLS FARGO ASSET
CLASS B                                                                        FUND                ALLOCATION FUND
-------                                                                        ----                ---------------
         One Year.............................................                $   708                    $  677
         Three Year...........................................                $ 1,043                    $  900
         Five Year............................................                $ 1,303                    $1,250
         Ten Year.............................................                $ 2,190                    $1,996



                       EXHIBIT A - FEE TABLES (Continued)


                                                                       ACHIEVEMENT BALANCED       WELLS FARGO ASSET
INSTITUTIONAL CLASS                                                            FUND                ALLOCATION FUND
-------------------                                                            ----                ---------------
         One Year.............................................                $   107                   $   102
         Three Year...........................................                $   334                   $   325
         Five Year............................................                $   579                   $   566
         Ten Year.............................................                $ 1,283                   $ 1,257



                                                                     ACHIEVEMENT MUNICIPAL     WELLS FARGO NATIONAL
                                                                           BOND FUND               TAX-FREE FUND
CLASS A
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................   4.00%                      4.50%
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................   None                       None1
         (as a percentage of the lower of the NAV on the date of
         original purchase or the NAV on the date of the
         redemption)
Annual Fund Operating  Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
         Management fee..................................................   0.60%                      0.40%
         Distribution (Rule 12b-1) fee...................................   0.25%4                     0.00%
         Other expenses..................................................   0.33%                      0.57%
         Total Annual Fund Operating Expenses (Gross)....................   1.18%2                     0.97%
         Waivers.........................................................   Note 2                     0.17%
         Net Annual Fund Operating Expenses..............................   Note 2                     0.80%3

                                                                     ACHIEVEMENT MUNICIPAL     WELLS FARGO NATIONAL
                                                                           BOND FUND               TAX-FREE FUND
CLASS B
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................   None                       None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................   5.00%                      5.00%
         (as a percentage of the lower of the NAV on the date of
         original purchase or the NAV on the date of the
         redemption)
Annual Fund Operating  Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
         Management fee..................................................   0.60%                      0.40%
         Distribution (Rule 12b-1) fee...................................   1.00%4                     0.75%
         Other expenses..................................................   0.33%                      0.58%
         Total Annual Fund Operating Expenses (Gross)....................   1.93%2                     1.73%
         Waivers.........................................................   Note 2                     0.18%
         Net Annual Fund Operating Expenses..............................   Note 2                     1.55%3
-----------------------

1. Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.
2. The advisor of the Achievement Municipal Bond Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Fund was as follows: 1.00% for the Class A Shares and 1.65% for the Class B Shares. Because these waivers may be eliminated at any time, they are not shown in the above table.
3. The advisor and administrator of the Wells Fargo National Tax-Free Fund has committed until at least November 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo National Tax-Free Fund may be increased only with the approval of the Board of Trustees.
4. Includes distribution and service fees for the sale and distribution of Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo Funds are included in the line item "Other Expenses."


                                                                     ACHIEVEMENT MUNICIPAL     WELLS FARGO NATIONAL
                                                                           BOND FUND               TAX-FREE FUND
INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................   None                       None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................   None                       None
         (as a percentage of the lower of the NAV on the date of
         original purchase or the NAV on the date of the
         redemption)
Annual Fund Operating  Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
         Management fee..................................................   0.60%                      0.40%
         Distribution (Rule 12b-1) fee...................................   0.00%                      0.00%
         Other expenses..................................................   0.33%                      0.28%
         Total Annual Fund Operating Expenses (Gross)....................   0.93%1                     0.68%
         Waivers.........................................................   Note 1                     0.08%
         Net Annual Fund Operating Expenses..............................   Note 1                     0.60%2
-----------------------

1. The advisor of the Achievement Municipal Bond Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Institutional Class Shares of the Fund was 0.75%. Because these waivers may be eliminated at any time, they are not shown in the above table.
2. The advisor and the administrator of the Wells Fargo National Tax-Free Fund has committed until at least November 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo National Tax-Free Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Achievement Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                            ACHIEVEMENT          WELLS FARGO NATIONAL
                                                                            MUNICIPAL               TAX-FREE FUND
CLASS A                                                                      BOND FUND
         One Year.............................................                $   515                   $   528
         Three Year...........................................                $   760                   $   729
         Five Year............................................                $ 1,023                   $   946
         Ten Year.............................................                $ 1,775                   $ 1,571



                                                                            ACHIEVEMENT          WELLS FARGO NATIONAL
                                                                            MUNICIPAL               TAX-FREE FUND
CLASS B                                                                      BOND FUND
         One Year.............................................                $   696                    $  658
         Three Year...........................................                $ 1,006                    $  827
         Five Year............................................                $ 1,242                    $1,122
         Ten Year.............................................                $ 2,062                    $1,730



                                                                            ACHIEVEMENT          WELLS FARGO NATIONAL
                                                                            MUNICIPAL               TAX-FREE FUND
INSTITUTIONAL CLASS                                                          BOND FUND
         One Year.............................................                $    95                   $    61
         Three Year...........................................                $   296                   $   210
         Five Year............................................                $   515                   $   371
         Ten Year.............................................                $ 1,143                   $   839


                                                                       ACHIEVEMENT IDAHO       WELLS FARGO NATIONAL
                                                                           MUNICIPAL               TAX-FREE FUND
CLASS A BOND FUND Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................   4.00%                      4.50%
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................   None                       None1
         (as a percentage of the lower of the NAV on the date of
         original purchase or the NAV on the date of the
         redemption)
Annual Fund Operating  Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
         Management fee..................................................   0.60%                      0.40%
         Distribution (Rule 12b-1) fee...................................   0.25%4                     0.00%
         Other expenses..................................................   0.45%                      0.57%
         Total Annual Fund Operating Expenses (Gross)....................   1.30%2                     0.97%
         Waivers.........................................................   Note 2                     0.17%
         Net Annual Fund Operating Expenses..............................   Note 2                     0.80%3

                                                                       ACHIEVEMENT IDAHO       WELLS FARGO NATIONAL
                                                                           MUNICIPAL               TAX-FREE FUND
CLASS B BOND FUND Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................   None                       None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................   5.00%                      5.00%
         (as a percentage of the lower of the NAV on the date of
         original purchase or the NAV on the date of the
         redemption)
Annual Fund Operating  Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
         Management fee..................................................   0.60%                      0.40%
         Distribution (Rule 12b-1) fee...................................   1.00%4                     0.75%
         Other expenses..................................................   0.45%                      0.58%
         Total Annual Fund Operating Expenses (Gross)....................   2.05%2                     1.73%
         Waivers.........................................................   Note 2                     0.18%
         Net Annual Fund Operating Expenses..............................   Note 2                     1.55%3
-----------------------

1. Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.
2. The advisor of the Achievement Idaho Municipal Bond Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Fund was as follows: 1.00% for the Class A Shares and 1.65% for the Class B Shares. Because these waivers may be eliminated at any time, they are not shown in the above table.
3. The advisor and administrator of the Wells Fargo National Tax-Free Fund has committed until at least November 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo National Tax-Free Fund may be increased only with the approval of the Board of Trustees.
4. Includes distribution and service fees for the sale and distribution of Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo Funds are included in the line item "Other Expenses."


                                                                       ACHIEVEMENT IDAHO       WELLS FARGO NATIONAL
                                                                           MUNICIPAL               TAX-FREE FUND
INSTITUTIONAL  CLASS BOND FUND  Shareholder  Fees (fees paid  directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................   None                       None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................   None                       None
         (as a percentage of the lower of the NAV on the date of
         original purchase or the NAV on the date of the
         redemption)
Annual Fund Operating  Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
         Management fee..................................................   0.60%                      0.40%
         Distribution (Rule 12b-1) fee...................................   0.00%                      0.00%
         Other expenses..................................................   0.45%                      0.28%
         Total Annual Fund Operating Expenses (Gross)....................   1.05%1                     0.68%
         Waivers.........................................................   Note 1                     0.08%
         Net Annual Fund Operating Expenses..............................   Note 1                     0.60%2
-----------------------

1. The advisor of the Achievement Idaho Municipal Bond Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Institutional Class Shares of the Fund was 0.75%. Because these waivers may be eliminated at any time, they are not shown in the above table.
2. The advisor and administrator of the Wells Fargo National Tax-Free Fund has committed until at least November 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo National Tax-Free Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Achievement Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                         ACHIEVEMENT IDAHO       WELLS FARGO NATIONAL
                                                                            MUNICIPAL               TAX-FREE FUND
CLASS A                                                                      BOND FUND
         One Year.............................................                $   527                   $   528
         Three Year...........................................                $   796                   $   729
         Five Year............................................                $ 1,084                   $   946
         Ten Year.............................................                $ 1,905                   $ 1,571


                                                                         ACHIEVEMENT IDAHO       WELLS FARGO NATIONAL
                                                                            MUNICIPAL               TAX-FREE FUND
CLASS B                                                                      BOND FUND
         One Year.............................................                $   708                    $  658
         Three Year...........................................                $ 1,043                    $  827
         Five Year............................................                $ 1,303                    $1,122
         Ten Year.............................................                $ 2,190                    $1,730



                                                                         ACHIEVEMENT IDAHO       WELLS FARGO NATIONAL
                                                                            MUNICIPAL               TAX-FREE FUND
INSTITUTIONAL CLASS                                                          BOND FUND
         One Year.............................................                $   107                   $   61
         Three Year...........................................                $   334                   $  210
         Five Year............................................                $   579                   $  371
         Ten Year.............................................                $ 1,283                   $  839





                                                                                  ACHIEVEMENT
                                                                               INTERMEDIATE TERM            WELLS FARGO
       CLASS A                                                                     BOND FUND                INCOME FUND
       -------                                                                     ---------                -----------
       Shareholder Fees (fees paid directly from your investment):
                Maximum Sales Charge (Load) on Purchases .......................     3.50%                    4.50%
                (as a percentage of offering price)
                Maximum Deferred Sales Charge (Load) ...........................     None                     None1
                (as a percentage of the lower of the NAV on the date of
                original purchase or the NAV on the date of the redemption)
       Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
                Management fee..................................................     0.60%                    0.50%
                Distribution (Rule 12b-1) fee...................................     0.25%4                   0.00%
                Other expenses..................................................     0.33%                    0.60%
                Total Annual Fund Operating Expenses (Gross)....................     1.18%2                   1.10%
                Waivers.........................................................     Note 2                   0.10%
                Net Annual Fund Operating Expenses..............................     Note 2                   1.00%3

                                                                                  ACHIEVEMENT
                                                                               INTERMEDIATE TERM            WELLS FARGO
       INSTITUTIONAL CLASS                                                         BOND FUND                INCOME FUND
       -------------------                                                         ---------                -----------
       Shareholder Fees (fees paid directly from your investment):
                Maximum Sales Charge (Load) on Purchases .......................     None                     None
                (as a percentage of offering price)
                Maximum Deferred Sales Charge (Load) ...........................     None                     None
                (as a percentage of the lower of the NAV on the date of
                original purchase or the NAV on the date of the redemption)
       Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
                Management fee..................................................     0.60%                    0.50%
                Distribution (Rule 12b-1) fee...................................     0.00%                    0.00%
                Other expenses..................................................     0.33%                    0.26%
                Total Annual Fund Operating Expenses (Gross)....................     0.93%2                   0.76%
                Waivers.........................................................     Note 2                   0.01%
                Net Annual Fund Operating Expenses..............................     Note 2                   0.75%3
-----------------------

1. Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.
2. The advisor of the Achievement Intermediate Term Bond Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Fund was as follows: 1.00% for the Class A and 0.75% for the Institutional Class Shares. Because these waivers may be eliminated at any time, they are not shown in the above table.
3. The advisor and administrator of the Wells Fargo Income Fund has committed until at least October 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Income Fund may be increased only with the approval of the Board of Trustees.
4. Includes distribution and service fees for the sale and distribution of Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo Funds are included in the line item "Other Expenses."

Example of Expenses:


You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Achievement Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                            ACHIEVEMENT
                                                                        INTERMEDIATE TERM            WELLS FARGO
CLASS A                                                                        FUND                  INCOME FUND
-------                                                                        ----                  -----------
         One Year.............................................                $   466                   $   547
         Three Year...........................................                $   712                   $   775
         Five Year............................................                $   976                   $ 1,020
         Ten Year.............................................                $ 1,732                   $ 1,721



                                                                            ACHIEVEMENT
                                                                        INTERMEDIATE TERM            WELLS FARGO
INSTITUTIONAL CLASS                                                            FUND                  INCOME FUND
-------------------                                                            ----                  -----------
         One Year.............................................                $    95                   $     77
         Three Year...........................................                $   296                   $    242
         Five Year............................................                $   515                   $    421
         Ten Year.............................................                $ 1,143                   $    941




                                                                          ACHIEVEMENT
                                                                           SHORT-TERM                WELLS FARGO
CLASS A                                                                    BOND FUND             STABLE INCOME FUND
-------                                                                    ---------             ------------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................   1.50%                       1.50%
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................   None                        None1
         (as a percentage of the lower of the NAV on the date of
         original purchase or the NAV on the date of the
         redemption)
Annual Fund Operating  Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
         Management fee..................................................   0.60%                       0.50%3
         Distribution (Rule 12b-1) fee...................................   0.25%5                      0.00%
         Other expenses..................................................   0.47%                       0.56%3
         Total Annual Fund Operating Expenses (Gross)....................   1.32%2                      1.06%
         Waivers.........................................................   Note 2                      0.16%
         Net Annual Fund Operating Expenses..............................   Note 2                      0.90%4

                                                                          ACHIEVEMENT
                                                                           SHORT-TERM                WELLS FARGO
INSTITUTIONAL CLASS                                                        BOND FUND             STABLE INCOME FUND
-------------------                                                        ---------             ------------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................   None                        None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................   None                        None
         (as a percentage of the lower of the NAV on the date of
         original purchase or the NAV on the date of the
         redemption)
Annual Fund Operating  Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
         Management fee..................................................   0.60%                       0.50%3
         Distribution (Rule 12b-1) fee...................................   0.00%                       0.00%
         Other expenses..................................................   0.47%                       0.29%3
         Total Annual Fund Operating Expenses (Gross)....................   1.07%2                      0.79%
         Waivers.........................................................   Note 2                      0.14%
         Net Annual Fund Operating Expenses..............................   Note 2                      0.65%4
------------------------

1. Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.
2. The advisor of the Achievement Short-Term Bond Fund voluntarily waived certain fees and expenses to maintain certain net operating expense ratios. For the fiscal year ended January 31, 2000, the net operating expense ratio for the Fund was as follows: 1.00% for the Class A Shares and 0.75% for the Institutional Class Shares. Because these waivers may be eliminated at any time, they are not shown in the above table.
3.   This fee combines expenses charged at the fund and core portfolio levels.
4. The advisor and the administrator of the Wells Fargo Stable Income Fund has committed until at least October 1, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio for the Wells Fargo Stable Income Fund may be increased only with the approval of the Board of Trustees.
5. Includes distribution and service fees for the sale and distribution of Fund shares and for services provided to shareholders. Shareholder service fees for the retail classes of the Wells Fargo Funds are included in the line item "Other Expenses."

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, that fee waivers are not in effect for the Achievement Fund, or for the Wells Fargo Fund after the first year, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                            ACHIEVEMENT
                                                                       SHORT-TERM BOND FUND          WELLS FARGO
CLASS A                                                                                           STABLE INCOME FUND
-------                                                                                           ------------------
         One Year.............................................                $   282                   $   240
         Three Year...........................................                $   562                   $   466
         Five Year............................................                $   863                   $   711
         Ten Year.............................................                $ 1,716                   $ 1,411


                                                                            ACHIEVEMENT
                                                                       SHORT-TERM BOND FUND          WELLS FARGO
INSTITUTIONAL CLASS                                                                               STABLE INCOME FUND
-------------------                                                                               ------------------
         One Year.............................................                $   109                   $    66
         Three Year...........................................                $   340                   $   238
         Five Year............................................                $   590                   $   425
         Ten Year.............................................                $ 1,306                   $   965


         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO GROWTH FUND

Comparison of:....ACHIEVEMENT Equity Fund            which will reorganize into
                                                        WELLS FARGO GROWTH FUND

Objectives:
----------------------------------------------------------------------------------------------------------------------------
------------------------------------ ---------------------------------------------------------------------------------------
Achievement Equity Fund:             o       seeks long-term capital appreciation with current income as a secondary consideration in selecting securities.
------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------ ---------------------------------------------------------------------------------------
Wells Fargo Growth Fund:             o       seeks long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------

Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------
---------------------- -----------------------------------------------------------------------------------------------------
Achievement Equity     The Achievement Equity Fund, a diversified portfolio, invests primarily U.S. exchange-traded common
Fund:                  stocks and other equity securities of companies with market capitalizations in excess of $500 million,  and  emphasizes  investments  in companies with medium  to and  large  market  capitalizations.
                       The Fund seeks its income by  selecting  securities  of  companies that  are  experiencing  growth  in
                       earnings  and  whose securities   appear    attractively   priced   based   on proprietary   valuation
                       methods.   Under  normal  market conditions,  the Fund  invests  at least 80% of its total assets in  common stocks.  The Fund will  invest no more than 20% of its total assets in securities convertible or exchangeable into common  stock.  The Fund may invest in convertible debentures that have a received a rating of A or higher by Standard & Poors ("S&P") or Moody's Investor Service ("Moody's") or that its advisor determines are of comparable  quality.  Additionally,  under normal  market conditions,  the Equity  Fund may invest up to 10% of its total assets in money market and U.S. equity index mutual funds.
---------------------- -----------------------------------------------------------------------------------------------------
---------------------- -----------------------------------------------------------------------------------------------------
Wells Fargo Growth      The Wells Fargo Growth Fund, a diversified portfolio, invests principally in common stocks and other equity
Fund:                   securities that that strong earnings growth and above-average prospects for future growth.  The Fund's investment advisor focuses its investment strategy on larger capitalization stocks.  Under normal market conditions, the Fund invests:
                       o       at least 65% of total assets in equity securities, including common and preferred stocks and securities convertible into common stocks;
                       o       the  majority  of its  total  assets in issues of companies with market  capitalization  that falls within but  towards  the higher end of, the range of the Russell 1000 Index,  an index comprised of
                               the 1,000 largest U.S.  companies  based on total market  capitalization,   that  is  considered  a
                               mid-capitalization  index  (As  of  December  31, 1999,  this  range was from $220  million to $604 billion.); and
                       o       up to 25% of total  assets in  foreign  companies through American Depositary Receipts ("ADRs") and similar instruments.

---------------------- -----------------------------------------------------------------------------------------------------

------------------------------------------------------- --------------------------------------------------------------------
                                                                                Portfolio Managers
------------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------------- --------------------------------------------------------------------
Achievement Equity Fund                                                       Sterling K. Jenson, CFA
------------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------------- --------------------------------------------------------------------
Wells Fargo Growth Fund                                                            Kelli K. Hill
                                                                                   Stephen Biggs
------------------------------------------------------- --------------------------------------------------------------------

WELLS FARGO ASSET ALLOCATION FUND

Comparison of:....ACHIEVEMENT BALANCED Fund

which will reorganize into WELLS FARGO ASSET ALLOCATION FUND

Objectives:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------------------------------------------------------------------
Achievement Balanced Fund:        o       seeks total return consisting of capital appreciation and current income consistent with prudent investment risk.
--------------------------------- ----------------------------------------------------------------------------------------
--------------------------------- ----------------------------------------------------------------------------------------
Wells Fargo Asset  Allocation      o      seeks long-term  total return,  consistent with reasonable risk.
Fund:
--------------------------------- ----------------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------------------------------------------------
-------------------------- -----------------------------------------------------------------------------------------------
Achievement  Balanced    The  Achievement  Balanced Fund, a diversified  portfolio, invests primarily in equity securities,
Fund:                    intermediate maturity fixed income securities and money market instruments. Under  normal  market
                         conditions,  the Fund  invests between   25-75%  of  its  total  assets  in  a  U.S. exchange-traded
                         common    stocks    with    market capitalizations  over  $500  million  and  securities convertible or
                         exchangeable  into common stock, and a minimum of 25% of its total  assets in a broad  range of   fixed
                         income   securities,   U.S.   Government securities,    corporate    bonds   and   debentures, asset-backed
                         and  mortgage-backed  securities,  U.S. dollar   denominated   debt   securities  of  foreign issuers.
                         Over time, the Fund  ordinarily will invest approximately 60% of its assets in equity securities, and  40%
                         of  its  total assets in fixed   income securities,  although these  percentages  may vary as discussed above. For the fixed income component,  the Fund targets investment grade fixed income securities with a weighted  average  maturity  between three and ten years.  The Fund will not invest more than 20% of its assets  allocated to fixed income  securities  in the lowest category of investment grade ratings.
-------------------------- -----------------------------------------------------------------------------------------------

-------------------------- -----------------------------------------------------------------------------------------------
Wells Fargo Asset          The Wells Fargo Asset Allocation Fund, a diversified portfolio, allocates and reallocates
Allocation Fund:           assets among common stocks, U.S. Treasury Bonds and money market instruments.  Similar to the
                           Achievement  Fund Balanced Fund, the advisor  manages the Fund assuming a "normal" allocation of 60%
                           stocks and  40%  bonds.  Also,  similar  to the  Achievement Balanced Fund, the Wells Fargo Asset
                           Allocation Fund is  not  required  to  maintain   this  60/40%  asset allocation.  Unlike the
                           Achievement  Balanced  Fund, however, the Wells Fargo Asset Allocation Fund is not required to  maintain a minimum  amount in any of its three asset classes:  stocks,  bonds and money market instruments.  The
                           Wells Fargo Asset Allocation Fund's investment advisor does not individually select the stocks or bonds in the portfolio. Rather, the advisor establishes the asset allocation percentages for each asset class.
                           The advisor then selects  common stocks to  replicate  the S&P 500  Index  and  fixed  income securities to  replicate  the  Lehman  Brothers  20+ Index.  The Lehman  Brothers  Index consists of bonds having  remaining  maturities  in excess of 20 years.  The Wells Fargo Asset Allocation Fund also may invest up to 25% of  total  assets  in  foreign  obligations qualifying as money market instruments.
-------------------------- -----------------------------------------------------------------------------------------------

-------------------------------------------------------- -----------------------------------------------------------------
                                                                                Portfolio Managers
-------------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------------------
Achievement Balanced Fund                                                    Sterling K. Jenson, CFA
-------------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------------------
Wells Fargo Asset Allocation Fund                                                      N/A
-------------------------------------------------------- -----------------------------------------------------------------


WELLS FARGO NATIONAL TAX-FREE FUND

Comparison of:....ACHIEVEMENT MUNICIPAL BOND Fund

which will reorganize into WELLS FARGO NATIONAL TAX-FREE FUND

Objectives:
--------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------------
Achievement Municipal              o seeks as high a level of current income exempt from federal income taxes as is consistent
Bond Fund:                           with preservation of capital
---------------------------------- ---------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------------
Wells Fargo National  Tax-Free     o seeks current income exempt from federal income
Fund:

---------------------------------- ---------------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------------------------------------------------
Achievement Municipal       The Achievement Municipal Bond Fund invests primarily in municipal securities issued by U.S.
Bond Fund:                  states, territories, possessions and political subdivisions, the interest from which is exempt from federal income taxes.  The Fund will not invest  more than 20% of its  assets  in
                            securities which  pay  interest   subject  to  the  alternative minimum  tax  ("AMT").  The  Fund invests  only  in investment  grade municipal  securities.  Investment grade municipal bonds are those
                            rated at the time of investment  in  one  of  the  four  highest   rating categories by a major rating
                            agency,  or determined by the advisor to be of equivalent quality. The Fund  may  not  invest  more than  20% of its  assets  in municipal  bonds  rated in the  lowest  category  of investment  grade ratings.  The Fund will not invest more  than  15%  of its  assets  in  obligations  of issuers located in any single  state,  territory or possession.  There are no restrictions on the Fund's average weighted  maturity or on the maturity of any single security held by the Fund.
--------------------------- ----------------------------------------------------------------------------------------------

--------------------------- ----------------------------------------------------------------------------------------------
Wells Fargo National        The Wells Fargo National Tax-Free Fund invests in a diversified portfolio of investment
Tax-Free Fund:              grade municipal securities.  The Fund invests at least 80% of its net assets in municipal
                            securities   paying  interest  exempt  from  federal income  taxes,  including  the federal AMT. The
                            Fund may invest up to 20% of its net assets in securities with income subject to federal income tax, including federal AMT. The Wells Fargo National  Tax-Free Fund invests in municipal  securities rated in one of the four  highest  credit  categories  by  a  nationally recognized  ratings  organization
                            ("NRRO"),  or  in unrated  securities  if the advisor deems them to be of comparable  quality,  but does not have any limit on the amount it may invest in the lowest investment grade category.  The Fund emphasizes  investments in municipal  securities  that produce  interest income rather than  stability of the Fund's NAV. The dollar weighted  average  maturity  of  the  Fund's  assets normally will be between 10 and 20 years.
--------------------------- ----------------------------------------------------------------------------------------------

------------------------------------------------------ -------------------------------------------------------------------
                                                                               Portfolio Managers
------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------------------
Achievement Municipal Bond Fund:                                              John B. Tousley, CFA
------------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------------ -------------------------------------------------------------------
Wells Fargo National Tax-Free Fund:                                             Stephen Galiani
------------------------------------------------------ -------------------------------------------------------------------

WELLS FARGO NATIONAL TAX-FREE FUND

Comparison of:....ACHIEVEMENT IDAHO MUNICIPAL BOND Fund

which will reorganize into WELLS FARGO NATIONAL TAX-FREE FUND

Objectives:

------------------------------------------------------------------------------------------------------------------------------
------------------------------------ -----------------------------------------------------------------------------------------
Achievement Idaho Municipal Bond     o        seeks high current income exempt from Federal and Idaho income taxes.
Fund:
------------------------------------ -----------------------------------------------------------------------------------------
------------------------------------ -----------------------------------------------------------------------------------------
Wells Fargo National Tax-Free Fund:  o        seeks current income exempt from federal income taxes.
------------------------------------ -----------------------------------------------------------------------------------------

Investment Strategies:
------------------------------------------------------------------------------------------------------------------------------
--------------------- --------------------------------------------------------------------------------------------------------
Achievement Idaho        The Achievement Idaho Municipal Bond Fund invests primarily in municipal securities issued by the State of
Municipal Bond Fund:     Idaho and its cities, counties and political subdivisions, the interest from which is exempt from  Federal and Idaho  income  taxes.  The Fund also may invest  in the  municipal  bonds  of  other  U.S.  states,
                         territories    and   possessions   and   their   political subdivisions.  The Fund will not  invest  more
                         than 20% of its assets in securities which pay interest subject to the federal AMT. The Fund invests only in municipal bonds that are investment  grade.  The Fund will not invest more than 20% of its assets in municipal  bonds rated in the lowest category of investment ratings. There is no restriction on the Fund's average weighted maturity or on the maturity of any single security held by the Fund.
--------------------- --------------------------------------------------------------------------------------------------------

--------------------- --------------------------------------------------------------------------------------------------------
Wells Fargo              The Wells Fargo  National  Tax-Free  Fund  invests in a  diversified portfolio of investment grade
National Tax-Free Fund:  municipal  securities.  The Fund invests  at least 80% of its net assets in  municipal  securities  paying interest exempt from federal income taxes,  including the federal AMT. The Fund may invest up to 20%
                         of its net assets in  securities  with  income  subject to federal income tax, including federal AMT. The
                         Wells Fargo National  Tax-Free  Fund invests in  municipal  securities rated in one of the four highest credit  categories by an NRRO,  or in unrated  securities if the Advisor deems them to be of comparable quality,  but does not have any limit on the amount it may invest in the lowest investment grade category.
                         The Fund  emphasizes  investments  in municipal securities  that  produce   interest  income  rather  than
                         stability of the Fund's NAV. The dollar  weighted  average maturity of the Fund's assets  normally will be between 10 and 20 years.
--------------------- --------------------------------------------------------------------------------------------------------

------------------------------------------------------- ----------------------------------------------------------------------
                                                                                 Portfolio Managers
------------------------------------------------------- ----------------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------------
Achievement Idaho Municipal Bond Fund                                           John B. Tousley, CFA
------------------------------------------------------- ----------------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------------
Wells Fargo National Tax-Free Fund                                                 Stephen Galiani
------------------------------------------------------- ----------------------------------------------------------------------

WELLS FARGO INCOME FUND

Comparison of:....ACHIEVEMENT INTERMEDIATE TERM BOND Fund

which will reorganize into WELLS FARGO INCOME FUND

Objectives:

----------------------------------------------------------------------------------------------------------------------------
------------------------------------ ---------------------------------------------------------------------------------------
Achievement Intermediate Term Bond   o        seeks current income consistent with prudent investment risk and liquidity.
Fund:
------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------ ---------------------------------------------------------------------------------------
Wells Fargo Income Fund:             o        seeks current income and total return.
------------------------------------ ---------------------------------------------------------------------------------------

Investment Strategies:
----------------------------------------------------------------------------------------------------------------------------
---------------------- -----------------------------------------------------------------------------------------------------
Achievement            The Achievement Intermediate Term Bond Fund invests primarily in investment grade fixed income
Intermediate Term      securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and
Bond Fund:             corporate issuers.  The Fund also may invest in other fixed income securities, including
                       asset-backed   securities,   floating  or  variable  rate corporate notes and mortgage-backed securities. The Fund may  invest up to 40% of its assets in a  combination  of U.S.  dollar
                       denominated   bonds  of  foreign  issuers, mortgage-backed  securities,  asset-backed securities and floating or variable rate corporate debt instruments. The Fund maintains a dollar-weighted average maturity between three and ten  years;  however,  there is no limit on the maximum  maturity for a particular
                       investment.  The Fund will not  invest  more  than 20% of its  assets  in fixed income   securities  rated
                       in  the  lowest  category  of investment grade securities.
---------------------- -----------------------------------------------------------------------------------------------------

---------------------- -----------------------------------------------------------------------------------------------------
Wells  Fargo  Income  The Wells  Fargo  Income  Fund  invests  in a  diversified portfolio of debt and variable-rate debt
Fund:                 securities issued by domestic and foreign issuers. The Fund invests in a broad spectrum of U.S.
                      issues, including U.S. Government obligations,  mortgage- and   other   asset-backed   securities,   and  the
                      debt securities of financial institutions,  corporations,  and others.  The Fund targets average portfolio duration in a range based around the average portfolio  duration of the mutual  funds  included in the Lipper
                      Corporate  A-Rated Debt  Average  (which is  currently  about 5 to 6 years).
                       Under normal market conditions, the Fund invests:
                       o       up to 70% of its total assets in  corporate  debt securities  such as bonds,  debentures and notes, including debt  securities  that can be converted into or exchanged for common stocks;
                       o        at least 30% of its total assets in U.S. Government obligations;
                       o        up to 50% of its total assets in mortgage-backed securities and up to 35% in asset-backed securities; and
                       o       at   least   80%   of   its   total   assets   in investment-grade  debt  securities.  The fund may
                               invest  up to 20% of its  total  assets  in below investment-grade  debt  securities  rated, at the time of purchase in the fifth  highest  long-term rating category assigned by an NRRO.

---------------------- -----------------------------------------------------------------------------------------------------

------------------------------------------------------- --------------------------------------------------------------------
                                                                                Portfolio Managers
------------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------------- --------------------------------------------------------------------
Achievement Intermediate Term Bond Fund                                          Mark L. Anderson
------------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------------- --------------------------------------------------------------------
Wells Fargo Income Fund                                                       Marjorie H. Grace, CFA
                                                                                    Mark Walter
------------------------------------------------------- --------------------------------------------------------------------


WELLS FARGO STABLE INCOME FUND

Comparison of:....ACHIEVEMENT SHORT-TERM BOND Fund

which will reorganize into WELLS FARGO STABLE INCOME FUND

Objectives:

--------------------------------------------------------------------------------------------------------------------------
--------------------------------- ----------------------------------------------------------------------------------------
Achievement  Short-Term  Bond      o  seeks  current  income  with  preservation  of principal and liquidity.
Fund:
--------------------------------- ----------------------------------------------------------------------------------------
--------------------------------- ----------------------------------------------------------------------------------------
Wells Fargo Stable Income Fund:    o   seeks stability of principal while providing low volatility total return.
--------------------------------- ----------------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------------------------------------------------
-------------------------- -----------------------------------------------------------------------------------------------
Achievement Short-Term     The Achievement Short Term Bond Fund invests primarily in a diversified portfolio of fixed
Bond Fund:                 income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities,  and corporate  issuers.  The Fund may invest up to 30% of its  assets in a combination of U.S. dollar  denominated bonds of foreign issuers, mortgage backed securities,
                           asset-backed securities, and  floating  or  variable   rate   corporate   debt instruments.  The Fund
                           maintains  a  dollar-weighted average   maturity   of  less   than  two  years  and individual  Fund
                           investments  will  have  a  maximum maturity  of five  years.  The Fund  invests  only in fixed  income
                           securities   rated  at  the  time  of investment  in  one  of  the  three  highest   rating categories
                           by a major rating agency, or determined by the advisor to be of equivalent quality.
-------------------------- -----------------------------------------------------------------------------------------------

-------------------------- -----------------------------------------------------------------------------------------------
Wells Fargo Stable         The Wells Fargo Stable Income Fund invests in a  portfolio of fixed and variable rate U.S.
Income Fund:               dollar denominated fixed-income securities of a broad spectrum of U.S. and foreign issuers, including U.S.  Government  obligations  and the debt securities  of financial  institutions, corporations and others. Under normal market conditions,  the Fund invests:

                           o  at  least  65% of  its  total  assets  in income-producing debt securities;
                           o  up to 65% of its total assets in mortgage-backed  securities;
                           o  up to 25%  of  its   total   assets   in  other   types  of asset-backed  securities;
                           o  up to 25%  of its  total assets  in  mortgage-backed  securities  that are not U.S.
                              Government obligations; and
                           o  up to 50% of its total assets in U.S. Government obligations.
                           The Fund may not  invest  more  than 30% of its total assets  in  securities  issued or  guaranteed  by
                           any single   agency  or   instrumentality   of  the  U.S. Government,  except  the U.S.  Treasury,  and
                           may not invest  more  than  10% of its  total  assets  in the securities  of  any  other  issuer.   The
                           Fund  only purchases  investment  grade  securities.   The  Fund invests  in  debt   securities  with
                           maturities  (or average  life  in the  case  of  mortgage-backed  and similar  securities)  ranging from  overnight  to 12 years and seeks to maintain a dollar-weighted average maturity  of  between  2
                           and 5  years.  The Fund is a gateway   fund  that  makes  these   investments   by investing
                           substantially  all  of  its  assets  in  a diversified core portfolio with substantially similar investment objectives and investment strategies.  The Fund may invest only in investment grade securities.

-------------------------- -----------------------------------------------------------------------------------------------
-------------------------- -----------------------------------------------------------------------------------------------

-------------------------- -----------------------------------------------------------------------------------------------

-------------------------------------------------------- -----------------------------------------------------------------
                                                                                Portfolio Managers
-------------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------------------
Achievement Short-Term Bond Fund                                                 Mark L. Anderson
-------------------------------------------------------- -----------------------------------------------------------------
-------------------------------------------------------- -----------------------------------------------------------------
Wells Fargo Stable Income Fund                                                      John Huber
-------------------------------------------------------- -----------------------------------------------------------------

                                    EXHIBIT C

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                        FOR EACH OF THE WELLS FARGO FUNDS

GROWTH FUND

Investment Objective The Growth Fund (the "Fund") seeks long-term capital appreciation.

Advisor
         Wells Fargo Bank, N.A.

Sub-Advisor
         Wells Capital Management Incorporated

Fund Managers
         Kelli Hill
         Stephen Biggs

Inception Date
         08/02/90

Performance Highlights
------------------------------------------------------------------------------

         The Fund's Class A shares returned 14.40%1 for the one-year period that ended September 30, 2000, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index2, which returned 13.28% during the period. The Fund's Class A shares distributed no dividend income and $3.05 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
         Technology stocks were a main factor driving the Fund's outperformance relative to the S&P 500 Index over the fiscal year. Enterprise and network storage stocks such as Veritas and EMC Corporation were clear winners as the demand for storage, driven by the Internet, continued to be very robust. Optical networking stocks such as Nortel Networks, Cisco Systems and Uniphase also performed very well through the year.
         In utilities, AES Corporation was another standout; it benefited as the demand for electrical power exceeded the supply. Even though there has been much concern regarding consumer spending over the year, Kohls Department Store was a great contributor to the Fund's performance.

Strategic Outlook.
----------------  -------------------------------------------------------------
         The Fund's managers anticipate a stable-to-lower interest rate environment through at least the fourth quarter of 2000. As a result, the market is expected to improve in late 2000 and 2001, especially if the euro stabilizes and the price of oil reaches equilibrium. This scenario should allow investors to regain confidence in large cap growth stocks. The Fund's managers also believe that the high-growth sectors, such as technology and telecommunications, would also benefit.

--------
1 Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
    Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor Fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for the period from January 1, 1992, to January 1, 1995, reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class B shares of the Fund for period prior to January 1, 1992, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B charges and expenses. Performance shown for the Institutional Class shares of the Fund for the period from January 1, 1992, to September 6, 1996, reflects performance of the Fund's Class A shares. For periods prior to January 1, 1992, the performance shown reflects the performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. For Class A, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2 The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

3The  ten largest equity holdings are calculated based on the market value of
 the securities divided   by  total market value of the portfolio.

4 Portfolio holdings are subject to change.

5 The chart compares the performance of the Wells Fargo Growth Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.


                     Excluding Sales Charges                                    Including Sales Charges
------------------------------------------------------------------ ---------------------------------------------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
                 6-Month*   1 Year       5-Year       10-Year      6-Month      1-Year       5-Year       10-Year
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class A          (4.04)     14.40        18.06        16.31        (9.55)       7.84         16.66        15.62
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class B          (4.43)     13.48        17.21        15.56        (9.21)       8.53         16.99        15.56
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
Institutional    (3.98)     14.55        18.12        16.34
Class
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
Benchmark
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
  S&P 500 Index  (3.60)     13.28        21.69        19.44
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------

*Returns for periods less than one year are not annualized.

------------------------------- ---------------------------- ---------------------------------- ----------------------
CHARACTERISTICS                                              TEN LARGEST EQUITY
(as of September 30, 2000                                    HOLDINGS3
                                                             (as of September 30, 2000)
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
Beta*                           0.97                         General Electric Company                           5.18%
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
Price to Earnings Ratio         38.7x                        Cisco Systems Incorporated                         4.47%
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
Price to Book Ratio             7.44x                        Citigroup Incorporated                             3.43%
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
Median Market Cap ($B)          48.4                         EMC Corporation                                    3.15%
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
Number of Holdings              93                           American International Group                       3.10%
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
Portfolio Turnover              51%                          Nortel Networks Corporation                        3.01%
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
                                                             AES Corporation                                    2.88%
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
                                                             Microsoft Corporation                              2.81%
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
                                                             Pfizer Incorporated                                2.40%
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
                                                             Intel Corporation                                  2.39%
------------------------------- ---------------------------- ---------------------------------- ----------------------

*A measure of the Fund's sensitivity to market movements.  The benchmark beta is
1.00 by definition.

------------------------------------------------------------ ---------------------------------------------------------
Sector Distribution4
(as of September 30, 2000)[Chart]
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Technology                                                   35%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Financial                                                    16%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Health Care                                                   9%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Consumer Cyclical                                             7%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Energy                                                        7%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Consumer Non-Cyclical                                         6%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Consumer Services                                             4%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Telecommunications                                            4%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Industrials                                                   3%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Utilities                                                     3%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Commercial Services                                           2%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Basic Materials                                               2%
------------------------------------------------------------ ---------------------------------------------------------


------------------------------------------------------------ ---------------------------------------------------------
Growth of $10,000 Investment5
[graph]
------------------------------------------------------------ ---------------------------------------------------------

ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
         The Asset Allocation Fund (the "Fund") seeks long-term total return, consistent with reasonable risk.

ADVISOR
         Wells Fargo Bank, N.A.

SUB-ADVISOR
         Barclays Global Fund Advisors

FUND MANAGERS.....
         Team Managed

INCEPTION DATE
         11/13/86

PERFORMANCE HIGHLIGHTS
-----------------------------------------------------------------------
         The Fund's Class A shares posted an 11.96%1 return for the year ended September 30, 2000, excluding sales charges. The Fund outperformed one of its benchmarks, the Lehman Brothers 20+ U.S. Treasury Bond Index2 (Lehman Index) which returned 10.12%, but underperformed its other benchmark, the S&P 500 Index3, which was up 13.28%. The Fund's Class A shares distributed $0.55 per share in dividend income and $3.69 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
         The year was marked by unusual volatility in both the bond and stock markets. The Fund managed to weather this volatility through a series of asset reallocations. Each rebalancing allowed the Fund to take advantage of shifts in relative market strengths of stocks, bonds and cash items. For the first three quarters of 2000, bonds were the best performing asset class, gaining 2.7%, with cash returning 4.9% and stocks declining 1.4%.
         The rally in equity markets in the fourth quarter of 1999, led Fund managers to maintain an asset mix weighted toward stocks. In January 2000, equity markets stumbled on news of strong economic growth. Technology stocks fueled the downturn, dragging down both the S&P 500 Index and Nasdaq Composite Index4 (Nasdaq). In March, a rally of old economy stocks allowed the markets to regain lost territory. The bond market rebounded sharply, with the Lehman Index returning 9.3% for the first quarter. In response to these events, the Fund rebalanced the portfolio twice. In January, it raised bond allocations to take advantage of the bond rally. However, as bond yields declined in February, a second reallocation was made in favor of equities. This enabled the Fund to take advantage of the March stock market recovery.
         The second quarter of 2000, was marked by extreme volatility in all stock markets. Nasdaq lost 13.23% for the quarter and the S&P 500 Index shed 2.66%. The bond market, however, managed to end the quarter with a 2.17% increase. The Fund responded by rebalancing the portfolio a third time in favor of bonds.
         Strong signs of a market slowdown were evident by the end of the third quarter. With interest rates left unchanged by the Federal Reserve Board in August, investors prepared for a soft landing. Market volatility continued throughout the period, with steep declines in stock indexes after profit warnings by Intel and Apple rattled the markets.

STRATEGIC OUTLOOK.
------------------------------------------------------------------------------
         The Fund will continue to invest in a mix of stocks, bonds and cash to capture optimal performance without incurring undue risk. Notwithstanding concerns over earnings growth, the tactical allocation continues to favor equity over bonds, which continue to be overvalued. This is driven by relatively low bond yields and by the fact that earnings growth remains at historically high levels.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.
     Performance shown for Class A, Class B and Class C shares of the Wells Fargo Asset Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Asset Allocation Fund (the accounting survivor of a merger of the Stagecoach Asset Allocation Fund and the Stagecoach Balanced Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to January 2, 1992, reflects performance of the shares of the Asset Allocation Fund for the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objectives and policies as the Stagecoach Fund.
     Performance shown for the Class B shares for periods prior to January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund adjusted to reflect Class B sales charges and expenses. Performance shown for Class C Shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999 reflects performance of the Class A shares of the predecessor fund. For Class A shares the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional shares are sold without sales charges.

2 The Lehman Brothers 20+ U.S. Treasury Bond Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The U.S. Treasury Index represents public obligations of the U.S. Treasury with a remaining maturity of one year or more. You cannot invest directly in an index.

3 The S&P 500 Index is an unmanged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is professionally managed mutual fund. You cannot invest directly in an index.

4 The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market and Small Cap stocks. You cannot invest directly in an index.

5 The  ten   largest equity holdings are calculated based on the market value of
  the securities divided   by  total market value of the portfolio.

6 Portfolio holdings are subject to change.

7 The chart compares the performance of the Wells Fargo Asset Allocation Fund Class A and the Institutional Class shares since inception with the S&P 500 Index and the Lehman Brothers 20+ U.S. Treasury Bond Index. The chart assumes a hypothetical $ investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.


                     Excluding Sales Charges                                    Including Sales Charges
------------------------------------------------------------------ ---------------------------------------------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
                 6-Month*   1 Year       5-Year       10-Year      6-Month      1-Year       5-Year       10-Year
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class A          (1.50)     11.96        15.44        14.52        (7.15)       5.50         14.08        13.84
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class B          (1.83)     11.21        14.73        13.89        (6.71)       6.48         14.50        13.89
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class C          (1.80)     11.17        14.73        13.89        (2.78)       10.23        14.73        13.89
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
Institutional    (1.50)     11.95        15.44        14.52
Class**
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
Benchmark
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
Lehman           3.34       10.12        7.63         10.28
Brothers 20+
Index
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------
  S&P 500 Index  (3.60)     13.28        21.69        19.44
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------ ------------

*Returns for periods less than one year are not annualized.
**Share class commenced operations on November 8, 1999. Total returns are based on the Class A shares adjusted for Institutional Class expenses.

------------------------------- ---------------------------- ---------------------------------- ----------------------
CHARACTERISTICS                                              TEN LARGEST HOLDINGS5
(as of September 30, 2000                                    (as of September 30, 2000)
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
Beta                            0.68*                        U.S. Treasury Bond, 8.00%,                         4.02%
                                                             11/15/21
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
Average Coupon of Bond          5.79%                        General Electric Company                           2.89%
Portfolio
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
Average Maturity of Bond        21.2 years                   U.S. Treasury Bond, 6.25%,                         2.51%
Portfolio                                                    5/15/30
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
Average Duration of Bond        10.5 years                   U.S. Treasury Bond, 6.125%,                        2.00%
Portfolio                                                    11/15/27
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
Number of Holdings              529                          Cisco Systems Incorporated                         1.98%
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
Portfolio Turnover              37%                          U.S. Treasury Bond, 7.125%,                        1.76%
                                                             2/15/23
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
                                                             U.S. Treasury Bill, due 10/12/00                   1.76%
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
                                                             Microsoft Corporation                              1.61%
------------------------------- ---------------------------- ---------------------------------- ----------------------
------------------------------- ---------------------------- ---------------------------------- ----------------------
                                                             Exxon Mobil Corporation                            1.57%
------------------------------- ---------------------------- ---------------------------------- ----------------------

*A measure of the Fund's sensitivity to market movements.  The benchmark beta is
1.00 by definition.

---------------------------------- -------- ----------------------------- -------------------
STRATEGIC ALLOCATIONS6                      ACTUAL ASSET ALLOCATION
                           (as of September 30, 2000)
---------------------------------- -------- ----------------------------- -------------------
---------------------------------- -------- ----------------------------- -------------------
Stocks                             60%                                    64%
---------------------------------- -------- ----------------------------- -------------------
---------------------------------- -------- ----------------------------- -------------------
Bonds                              40%                                    36%
---------------------------------- -------- ----------------------------- -------------------


------------------------------------------ --------------------------------
SECTOR ALLOCATION6 [Chart]
(as of September 30, 2000)
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
U.S. Treasury Securities                   36%
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Technology                                 19%
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Financial                                  12%
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Health Care                                 7%
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Energy                                      4%
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Consumer Non-Cyclical                       4%
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Consumer Cyclical                           4%
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Telecommunications                          4%
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Consumer Services                           3%
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Basic Materials                             2%
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Industrials                                 2%
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Commercial Services                         2%
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Utilities                                   1%
------------------------------------------ --------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Growth of $10,000 Investment7
[graph]
------------------------------------------------------------ ---------------------------------------------------------

NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE The National Tax-Free Fund (the "Fund") seeks current income exempt from federal income taxes.

ADVISOR  .........
------------------------------------------------------------------------------
         Wells Fargo Bank, N.A.

SUB-ADVISOR.......
-------------------------------------------------------------------------------
         Wells Capital Management, Incorporated

FUND MANAGER
         Stephen Galiani

INCEPTION DATE
         08/01/89.

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
         The Fund's Class A shares returned 0.50%1 during the 12-month period ended June 30, 2000, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index2 (the Index), which returned 3.25%. The Fund's Class A shares distributed $0.53 per share in dividend income and $0.01 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
         The Fund is normally more aggressive that the Index both in terms of duration and credit exposure. While this strategy has the potential to produce a high rate of tax-free income, it also hurt Fund performance during the eight months of the reporting period - a period characterized by rising interest rates and widening credit spreads. The Fund, and the entire municipal sector, were also negatively affected by shareholder redemptions, which resulted in the sale of certain investments during periods of market weakness. Losses incurred by the Fund will ultimately be used to reduce or eliminate future capital gains distributions.

STRATEGIC  OUTLOOK
-------------------------------------------------------------------------------
         The Fund expects municipal yields to decline in the coming months, and is well positioned for the potential to capitalize on this development. And unless the municipal bond market experiences another dramatic sell-off, the Fund is potentially positioned to continue generating attractive dividends.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.
     Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C charges and expenses.
   For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional shares are sold without sales charges.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

3 The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares for the most recent 10 years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Services (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the most recent income dividend and dividing that figure by the applicable current public offering price.

7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 39.60%. Any capital gains distributions may be taxable. The value of the securities subject to AMT is represented as a percentage of net assets.

8 Portfolio holdings are subject to change.



                     Excluding Sales Charges                              Including Sales Charges
------------------------------------------------------------------ --------------------------------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
                 6-Month*   1 Year       5-Year       10-Year      1-Year       5-Year       10-Year
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
Class A          4.31       0.50         5.50         6.01         (4.02)       4.53         5.52
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
Class B          3.92       (0.24)       4.72         5.24         (4.99)       4.38         5.24
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
Class C          4.03       (0.13)       4.74         5.25         (1.09)       4.74         5.25
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
Institutional    4.52       0.73         5.55         6.04
Class
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
Benchmark
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------
Lehman           4.48       3.25         5.88         7.06
Brothers
Municipal Bond
Index
---------------- ---------- ------------ ------------ ------------ ------------ ------------ ------------

*Returns for periods less than one year are not annualized.

------------------------------------------------------------
GROWTH OF  A $10,000 INVESTMENT3
[GRAPH]
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------


--------------------------------------- ----------------------------------
CHARACTERISTICS
(as of May 31, 2000)
--------------------------------------- ----------------------------------
--------------------------------------- ----------------------------------
Average Credit Quality4                                AA
--------------------------------------- ----------------------------------
--------------------------------------- ----------------------------------
Weighted Average Coupon                               4.78%
--------------------------------------- ----------------------------------
--------------------------------------- ----------------------------------
Estimated Duration                                 9.75 years
--------------------------------------- ----------------------------------
--------------------------------------- ----------------------------------
NAV (A, B, C & I)                          $9.72, $9.72, $9.73 & $9.73
--------------------------------------- ----------------------------------
--------------------------------------- ----------------------------------
Portfolio Turnover                                     79%
--------------------------------------- ----------------------------------
--------------------------------------- ----------------------------------
Number of Holdings                                     152
--------------------------------------- ----------------------------------
--------------------------------------- ----------------------------------
SEC Yield5
  (A, B, C. Inst.)                         5.47%, 4.98%, 4.98%, 5.92%
--------------------------------------- ----------------------------------
--------------------------------------- ----------------------------------
Distribution Rate6
 (A, B, C, Inst.)                          5.23%, 4.73%, 4.73%, 5.67%
--------------------------------------- ----------------------------------
--------------------------------------- ----------------------------------
Taxable Equivalent Yield7
  (A, B, C, Inst.)                         9.06%, 8.25%, 8.25%, 9.80%
--------------------------------------- ----------------------------------
--------------------------------------- ----------------------------------
Alternative Minimum Tax7                7.60%
--------------------------------------- ----------------------------------



---------------------------------- ---------------------- --------------------------------- ----------------------
CREDIT QUALITY                                            MATURITY DISTRIBUTIONS8
(as of June 30, 2000)
---------------------------------- ---------------------- --------------------------------- ----------------------
---------------------------------- ---------------------- --------------------------------- ----------------------
AAA/Treasuries/Agencies            41%                    20-30 Years                       47%
---------------------------------- ---------------------- --------------------------------- ----------------------
---------------------------------- ---------------------- --------------------------------- ----------------------
AA                                 22%                    10-20 Years                       32%
---------------------------------- ---------------------- --------------------------------- ----------------------
---------------------------------- ---------------------- --------------------------------- ----------------------
Unrated                            13%                    5-10 Years                         7%
---------------------------------- ---------------------- --------------------------------- ----------------------
---------------------------------- ---------------------- --------------------------------- ----------------------
BBB                                12%                    1-5 Years                          9%
---------------------------------- ---------------------- --------------------------------- ----------------------
---------------------------------- ---------------------- --------------------------------- ----------------------
A                                   9%                    0-1 Years                          5%
---------------------------------- ---------------------- --------------------------------- ----------------------
---------------------------------- ---------------------- --------------------------------- ----------------------
Cash                                3%
---------------------------------- ---------------------- --------------------------------- ----------------------

INCOME FUND

INVESTMENT OBJECTIVE The Wells Fargo Income Fund (the "Fund") seeks current income and total return.

ADVISOR  .........
-------------------------------------------------------------------------------
         Wells Fargo Bank, N.A.

SUB-ADVISOR.......
-------------------------------------------------------------------------------
         Wells Capital Management Incorporated

FUND MANAGER......
-------------------------------------------------------------------------------
         Marjorie Grace, CFA (since 1/96); Mark Walter

INCEPTION DATE....
--------------------------------------------------------------------------------
         6/9/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
         The Fund's Class A shares returned (0.23)%1 for the 12-month period that ended May 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index2, which returned 2.11% during the period. The Fund's Class A shares distributed 0.60% per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
         The Fund's performance over the period reflected the impact of rising interest rates that depressed bond prices while increasing yields. In fact, the yield on the 10-year U.S. Treasury note, similar in duration to the Fund's average, a good proxy for the Fund, increased nearly 0.65% over the past year. In addition, both corporate bonds and mortgage-backed securities underperformed U.S. Treasuries, causing yields in these sectors to increase much more than yields for U.S. Treasuries. Fund performance was mainly hampered by maintaining a longer maturity than its peers.
         Over the 12-month period, the Fund restructured its bond holdings to offset the impact of changing interest rates on various bond holdings. For example, the Fund reduced its exposure to corporate bonds from an overweight position of 58% to a more neutral position of 45%. The proceeds were invested in U.S. Treasuries. The Fund also remains underweighted in agency notes, another underperforming sector during recent months.
         The Fund currently maintains a "barbell" structure, with most portfolio assets concentrated in short- and long-term maturities. The reallocation of portfolio assets, combined with declining interest rates between intermediate- and long-term U.S. Treasury bonds, contributed to an exceptional first and second quarter, helping the Fund regain its "A" performance rating.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.
     Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Income Fund (the accounting survivor of a merger of the Norwest Advantage Income Fund, Total Return Bond and Performa Strategic Value Bond Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
     For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B is 5.00%. Class B share performance including sales charge assumes the maximum contingent deferred sales charge for the corresponding time period. Institutional shares are sold without sales charges.

2 The Fund changed its benchmark to the Lehman Brothers Aggregate Bond Index because it is more representative of the Fund's average portfolio maturity and holdings. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

3 The Lehman Brothers Intermediate Government/Credit Index is an unmanaged index composed of U.S. Government securities with maturities in the one-to 10-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. It also contains all publicly issued, fixed-rate non convertible investment-grade domestic corporate debt in the one-to 10-year range. The Fund is a professionally managed mutual fund. You cannot invest directly in an index. 4 The chart compares the performance of the Wells Fargo Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index and the Lehman Brother Intermediate Government/Credit Index, the former benchmark for this fund. The chart assumes a hypothetical $10,000 investment in Class A Shares and Institutional Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.

5 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

7 The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

8 Portfolio holdings are subject to change.


STRATEGIC OUTLOOK.
---------------------------------------------------------------------------------------------------------------------------------
         The  Fund  will  continue  to  employ  yield  curve   strategies   when appropriate to enhance performance and stress
         high-quality assets.

----------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNI (%) (as of May 31, 2000)
------------------------------------------------------------------------------

                                    ------------------------------------------       Including Sales Charge
                             Excluding Sales Charge
                                    --------------- -------- -------- ---------    --------- ------- ----------
                                    --------------  1-Year   5-Year   10-Year       1-Year   5-Year  10-Year
                                    Year-To-Date*
-----------------------------------
Class A                                  0.95       (0.23)      4.79     6.74        (4.72)     3.83    6.25
-----------------------------------
Class B                                  0.52       (1.00)      4.01     5.92        (5.67)     3.70    5.92
-----------------------------------
Institutional Class                      1.06       (0.10)      4.82     6.74
-----------------------------------
Benchmark
-----------------------------------
Lehman Brothers Aggregate Bond           1.87        2.11       5.97     7.77
Index
-----------------------------------
Lehman Brothers Intermediate
   Government/Credit Index3              1.43        2.49       5.59     7.23
---------------------------------------------------------------------------------------------------------------
*Returns for periods less than one year are not annualized.


GROWTH OF $10,000 INVESTMENT4
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------
Line Graph
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

CHARACTERISTICS (as of May 31, 2000)
------------------------------------- ---- -----------------------------------------
Portfolio Turnover                                           124%
Number of Holdings                                            99
Average Credit Quality5                                       AA
Weighted Average Coupon                                     7.88%
Estimated Weighted Average Life                          10.99 years
Estimated Duration                                        6.01 years
NAV (A, B, I)                                        $8.86, $8.84, $8.85
Distribution6 Rate (A, B, I)                         6.40%, 5.95%, 6.95%
SEC Yield7                                           6.30%, 5.85%, 6.85%



PORTFOLIO ALLOCATION8
(as of May 31, 2000)
------------------------------------------------------------
Pie Graph
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------

STABLE INCOME FUND


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     The Wells Fargo Stable Income Fund (the "Fund") seeks stability of principal while providing low volatility total return.


ADVISOR
     Wells Fargo Bank, N.A.


SUB-ADVISOR
     Wells Capital Management Incorporated


FUND MANAGER
     John Huber (since 1998)


INCEPTION DATE
     11/11/94


PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned a 4.28%1 for the 12-month period ended May 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the Merrill Lynch Treasury Bill One-Year Index2, which returned 4.76% during the period. The Fund's Class A shares distributed $0.54 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The Fund performed well over the period despite an interest rate environment that profoundly affected short term U.S. Treasury bills. The prospect of the U.S. Treasury Department's discontinuation of one-year U.S. Treasury bills only heightened volatility. Yet the Fund's diversified holdings across several sectors, including mortgage- and asset-backed securities plus corporate and taxable municipal bonds, contributed to the Fund's continued success.

     As spreads widened because of the U.S. Treasury Department's buyback program, the Fund added floating, fixed-rate and municipal securities to the portfolio to capture attractive yields. These short term securities, which have yielded between 7% to 8%, should continue to aid the Fund's performance going forward. At the same time, the Fund increased its exposure to discontinue agency paper, which also should help boost returns over the ensuing year.


STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     Going forward, historically wide yield spreads provide a significant advantage for the Fund, and should contribute to the Fund's performance. The Fund will continue to focus on selection of undervalued securities and sectors on a strategically diversified basis while maintaining a controlled duration around its key benchmark, the one-year U.S. Treasury bill. The Fund also expects that long-term interest rates will remain in their recent range until the Federal Reserve Board eases it monetary policy. If this is the case, the environment for fixed-income securities will improve from an interest rate perspective, with spreads narrowing toward their historic norms. This combination of events bodes well for fixed-income investors.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
     Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Stable Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Stable Income fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to May 2, 1996 reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class A sales charges. Performance shown for Class B shares for periods prior to May 17, 1996 reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 1.50%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the sales charge for the corresponding period. Institutional Class shares are sold without sales charges.

2 The Merrill Lynch Treasury Bill One-Year Index is an unmanaged measure of the performance of the One-Year Treasury bill. Treasury bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

3 The chart compares the performance of the Wells Fargo Stable Income Fund Class A and Institutional Class shares since inception with the Merrill Lynch Treasury Bill One-Year Index. The chart assumes a hypothetical $10,000 investment in Class A Shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 1.50%. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

4 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

6 The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

7 The Fund invests exclusively in Wells Fargo Core Portfolios. This chart represents the portfolio allocations of the portfolios in which it invests. Portfolio holdings are subject to change.

AVERAGE ANNUAL TOTAL RETURNI (%) (as of May 31, 2000)
--------------------------------------------------------------------------------

                                   -------------------------------------------        Including Sales Charge
                                             Excluding Sales Charge
                                   --------------- -------- -------- ----------    --------- ------- ------------
                                   --------------  1-Year   5-Year   Since          1-Year   5-Year     Since
                                   Year-To-Date*                     Inception                        Inception
----------------------------------
Class A                                 1.97        4.28       5.45     5.73          2.71      5.13    5.44
----------------------------------
Class B                                 1.57        3.40       4.64     4.92          1.91      4.64    4.92
----------------------------------
Institutional Class                     2.07        4.32       5.48     5.76
----------------------------------
Benchmark
----------------------------------
Merrill Lynch Treasury Bill             2.36        4.76       5.52
One-Year Index
-----------------------------------------------------------------------------------------------------------------
*Returns for periods less than one year are not annualized.


GROWTH OF $10,000 INVESTMENT3
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------
Line Graph
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

CHARACTERISTICS (as of May 31, 2000)
--------------------------------------- -- -----------------------------------------
Portfolio Turnover                                           40%
Number of Holdings                                           132
Average Credit Quality4                                       AA
Weighted Average Coupon                                     6.85%
Estimated Weighted Average Maturity                       2.39 years
Estimated Average Duration                                1.00 year
NAV (A, B, I)                                       $10.15, $10.14, $10.15
Distribution5 Rate (A, B, I)                         5.35%, 4.69%, 5.67%
SEC Yield6                                           6.28%, 5.62%, 6.63%



PORTFOLIO ALLOCATION7
(as of May 31, 2000)
------------------------------------------------------------
Pie Graph
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------